UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/2013

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus International
Stock Index Fund

ANNUAL REPORT October 31, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
37	Statement of Financial Futures
38	Statement of Assets and Liabilities
39	Statement of Operations
40	Statement of Changes in Net Assets
41	Financial Highlights
42	Notes to Financial Statements
56	Report of Independent Registered Public Accounting Firm
57	Important Tax Information
58	Board Members Information
60	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus International
Stock Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus International Stock Index Fund, covering the 12-month period from November 1, 2012, through October 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Improving global economic conditions drove developed stock markets higher over much of the reporting period. Europe appeared to put the worst of its sovereign debt and banking crises behind it, and Japan embarked on a new economic course designed to reflate its long-stagnant domestic economy. However, the world’s emerging markets struggled with the effects of local economic slowdowns. As a result, equity market returns varied widely from one country to another over the past 12 months.

We currently expect global economic conditions to continue to improve in 2014, with stronger growth in many developed countries fueled by past and continuing monetary ease. The emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. In the United States, we anticipate accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2012, through October 31, 2013, as provided byThomas J. Durante, CFA, Richard A. Brown, CFA, and Karen Q.Wong, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2013, Dreyfus International Stock Index Fund produced a total return of 26.01%.1 This compares with a 26.88% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE® Index” or the “Index”), during the same period.2

International stocks responded positively to a recovering global economy during the reporting period.The difference in returns between the fund and the MSCI EAFE® Index was primarily the result of transaction costs and operating expenses that are not reflected in the MSCI EAFE® Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE® Index, a broadly diversified, international index composed of approximately 1,000 companies located in developed markets outside the United States and Canada. To pursue its goal, the fund is generally fully invested in stocks included in the MSCI EAFE® Index. The fund’s investments are selected to match the benchmark composition along individual name, country, and industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the MSCI EAFE® Index does.

The fund employed futures contracts and currency forward contracts during the reporting period in its efforts to replicate the returns of the MSCI EAFE® Index.

Recovering Global Economy Fueled Stock Markets’ Gains

Stock markets throughout the developed world rallied in response to the aggressively accommodative monetary policies adopted by most major central banks.The United States led the global recovery, as domestic economic growth has been supported by employment gains, rebounding housing markets, and a massive quantitative easing program.The worst of Europe’s financial crisis seems to be over, as evidenced by the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

end of a regional recession, greater confidence in the banking system, and rebounding stock prices, particularly in previously hard hit nations. Japan’s stock market was lifted by newly stimulative fiscal and monetary policies from a new government seeking to reflate the domestic economy after years of stagnation.

Although stocks from the emerging markets are not part of the MSCI EAFE® Index, it is worth noting that many developing nations struggled with economic slowdowns during the reporting period. In this environment, some emerging stock markets, such as China, fared relatively well, while others, most notably India and Brazil, underperformed global market averages.

Financials Sector Led the International Markets’ Advance

All of the economic sectors represented in the MSCI EAFE® posted positive absolute returns during the reporting period. The markets’ gains were led by the financials sector, which rebounded from previously depressed levels as investor confidence improved. Commercial banks fared especially well in Japan, where an aggressively accommodative monetary policy boosted liquidity in the banking system. Banks in the United Kingdom also gained value in the midst of a recovering housing market. Despite slowing growth in the emerging markets, Australian banks continued to benefit from financing opportunities in nearby developing nations. Gains among investment banks were driven by rallying equity markets, intensifying mergers-and-acquisitions activity, and rising bond issuance volumes. Wealth management firms prospered as stock prices climbed.

The consumer discretionary sector was supported by Japanese automobile manufacturers, which benefited from a depreciating local currency that fueled exports to the United States and China. Sales of Japanese vehicles in China also were buoyed by improved relations between the two countries as concerns surrounding a territorial dispute waned. German automakers also fared well in the recovering global economy, due primarily to robust demand from affluent consumers for luxury brands. Other strong performers in the consumer discretionary sector included consumer electronics producers and media companies. In the health care sector, large pharmaceutical developers benefited from waning concerns regarding research-and-development efforts, as well as diversification by some major drug companies into the health-and-beauty category.

The energy sector ranked among the weaker segments of the MSCI EAFE® Index as a glut of shale oil drove commodity prices lower, hurting profit margins for refiners. Although the utilities sector posted double-digit returns for the reporting period, it lagged sector averages when investors turned their attention away from income-oriented stocks and toward industry groups with greater growth potential.

From a county perspective, Japan and the United Kingdom ranked as the reporting period’s top performers, while Israel was the only country in the MSCI EAFE® Index to post a negative absolute return.

Replicating the Performance of the MSCI EAFE Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that recent evidence of sustained global growth has the potential to fuel further gains in international equity markets. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

November 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 10/31/13
	1	Year	5 Years	10 Years
Fund	26.01%		11.28%	7.21%
Morgan Stanley Capital International
Europe, Australasia, Far East Index	26.88%		11.99%	7.71%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Dreyfus International Stock Index Fund on 10/31/03 to a $10,000 investment made in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from May 1, 2013 to October 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2013

Expenses paid per $1,000†	$3.15
Ending value (after expenses)	$1,082.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2013

Expenses paid per $1,000†	$3.06
Ending value (after expenses)	$1,022.18

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

October 31, 2013

Common Stocks—97.9%	Shares		Value ($)
Australia—8.0%
AGL Energy	24,617		363,893
ALS	15,390		145,895
Alumina	112,290	[a]	109,315
Amcor	51,547		528,123
AMP	129,896		581,937
APA Group	35,806		205,083
Asciano	42,600		234,334
ASX	7,859		272,532
Aurizon Holdings	90,019		407,541
Australia & New Zealand Banking Group	119,856		3,833,471
Bendigo and Adelaide Bank	17,917		184,584
BHP Billiton	140,217		4,990,948
Boral	34,041		158,939
Brambles	68,663		603,542
Caltex Australia	6,352		111,247
CFS Retail Property Trust Group	87,781		171,741
Coca-Cola Amatil	26,007		317,090
Cochlear	2,583		143,794
Commonwealth Bank of Australia	70,374		5,060,399
Computershare	20,839		211,535
Crown	18,248		290,959
CSL	21,550		1,415,579
Dexus Property Group	213,483		218,925
Echo Entertainment Group	30,084		75,350
Federation Centres	64,376		150,896
Flight Centre	2,140		104,995
Fortescue Metals Group	70,564		347,475
Goodman Group	76,129		364,085
GPT Group	71,651		249,891
Harvey Norman Holdings	21,349		65,781
Iluka Resources	18,724		182,280
Incitec Pivot	64,208		161,426
Insurance Australia Group	88,784		518,591
James Hardie Industries-CDI	18,114		187,127
Leighton Holdings	7,421		125,620
Lend Lease Group	22,150		238,661

Common Stocks (continued)	Shares		Value ($)
Australia (continued)
Macquarie Group	13,477		648,992
Metcash	34,689		109,834
Mirvac Group	148,466		244,162
National Australia Bank	102,354		3,415,895
Newcrest Mining	32,706		318,395
Orica	16,344		325,480
Origin Energy	48,366		668,785
Qantas Airways	41,721	[a]	49,094
QBE Insurance Group	52,795		738,510
Ramsay Health Care	5,278		193,554
Rio Tinto	19,112		1,155,900
Santos	42,612		610,970
Seek	13,527		166,078
Sonic Healthcare	16,149		246,349
SP AusNet	72,030		85,099
Stockland	102,337		387,864
Suncorp Group	56,629		716,139
Sydney Airport	8,175		32,375
Tabcorp Holdings	33,277		113,227
Tatts Group	60,376		179,183
Telstra	191,280		936,486
Toll Holdings	28,622		156,091
Transurban Group	62,395		418,707
Treasury Wine Estates	25,721		114,258
Wesfarmers	44,059	[a]	1,789,378
Westfield Group	91,512		935,852
Westfield Retail Trust	135,515		395,775
Westpac Banking	135,528		4,392,366
Whitehaven Coal	19,528	[a]	29,900
Woodside Petroleum	28,919		1,061,062
Woolworths	54,506		1,797,926
WorleyParsons	8,268		172,388
			45,939,658
Austria—.3%
Andritz	3,077		189,547
Erste Group Bank	11,446		403,674

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Austria (continued)
IMMOFINANZ	43,712	[a]	191,404
OMV	6,042		288,314
Raiffeisen Bank International	2,344		86,152
Telekom Austria	9,805		80,769
Verbund	3,340		78,431
Vienna Insurance Group	1,670		88,487
Voestalpine	5,020		237,092
			1,643,870
Belgium—1.2%
Ageas	9,815		417,715
Anheuser-Busch InBev	35,098		3,650,333
Belgacom	6,323		173,118
Colruyt	3,021		168,973
Delhaize Group	4,547		290,566
Groupe Bruxelles Lambert	3,659		326,747
Groupe Bruxelles Lambert (STRIP)	236	[a,b]	0
KBC Groep	10,131		552,280
Solvay	2,629		411,568
Telenet Group Holding	2,398		131,701
UCB	4,996		328,449
Umicore	4,980		237,570
			6,689,020
China—.0%
AAC Technologies Holdings	30,000		132,529
Yangzijiang Shipbuilding Holdings	91,000		86,443
			218,972
Denmark—1.1%
AP Moller—Maersk, Cl. A	25		225,914
AP Moller—Maersk, Cl. B	59		570,855
Carlsberg, Cl. B	4,562		455,515
Coloplast, Cl. B	4,688		305,692
Danske Bank	28,887	[a]	674,683
DSV	7,535		220,430
Novo Nordisk, Cl. B	17,402		2,895,450
Novozymes, Cl. B	9,781		383,174
TDC	32,635		294,670

Common Stocks (continued)	Shares		Value ($)
Denmark (continued)
Tryg	1,152		105,275
William Demant Holding	1,152	[a]	113,978
			6,245,636
Finland—.9%
Elisa	6,364		159,249
Fortum	18,860		419,959
Kesko, Cl. B	2,995		99,547
Kone, Cl. B	6,865		605,398
Metso	5,858		230,658
Neste Oil	6,048		119,973
Nokia	164,269	[a]	1,242,316
Nokian Renkaat	4,986		252,309
Orion, Cl. B	4,426		118,926
Pohjola Bank, Cl. A	5,263		95,897
Sampo, Cl. A	18,425		872,830
Stora Enso, Cl. R	25,317		235,464
UPM-Kymmene	21,691		344,872
Wartsila	7,884		349,717
			5,147,115
France—9.2%
Accor	6,674		299,171
Aeroports de Paris	1,389		148,422
Air Liquide	13,636		1,856,989
Alstom	9,153		340,514
Arkema	2,734		310,406
Atos	2,389		203,962
AXA	78,480		1,960,641
BNP Paribas	43,424		3,215,632
Bouygues	8,391		328,002
Bureau Veritas	10,016		302,448
Cap Gemini	6,082		400,094
Carrefour	26,473		969,765
Casino Guichard Perrachon	2,567		288,971
CGG	7,241	[a]	159,320
Christian Dior	2,410		458,106
Cie de St-Gobain	17,499		920,556

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
France (continued)
Cie Generale des Etablissements Michelin	8,018		838,477
CNP Assurances	6,982		123,238
Credit Agricole	44,157	[a]	533,414
Danone	25,014		1,855,052
Dassault Systemes	2,782		338,104
Edenred	8,329		283,001
Electricite de France	10,686		374,912
Essilor International	8,954		961,645
Eurazeo	1,459		110,399
Eutelsat Communications	6,600		209,199
Fonciere Des Regions	1,253		107,469
GDF Suez	58,117		1,447,184
Gecina	1,000		133,807
Groupe Eurotunnel	24,439		236,987
ICADE	1,675		154,353
Iliad	1,003		229,332
Imerys	1,513		121,552
JCDecaux	2,555		102,650
Kering	3,328		756,189
Klepierre	4,592		206,248
L’Oreal	10,581		1,812,322
Lafarge	7,993		553,262
Lagardere	4,997		181,762
Legrand	11,665		662,512
LVMH Moet Hennessy Louis Vuitton	11,103		2,137,657
Natixis	41,498		223,799
Orange	81,362		1,116,848
Pernod-Ricard	9,306		1,118,221
Publicis Groupe	7,865		655,995
Remy Cointreau	1,207		119,109
Renault	8,462		741,176
Rexel	9,689		242,715
Safran	11,015		704,038
Sanofi	52,018		5,547,099
Schneider Electric	23,082		1,944,628
SCOR	6,401		226,270

Common Stocks (continued)	Shares		Value ($)
France (continued)
Societe BIC	1,136		141,979
Societe Generale	30,748		1,745,912
Sodexo	3,999		388,167
Suez Environnement	12,864		224,527
Technip	4,344		455,037
Thales	3,664		224,862
Total	93,370		5,738,405
Unibail-Rodamco	4,238		1,110,554
Vallourec	4,360		259,436
Veolia Environnement	15,458		264,871
Vinci	20,331		1,304,175
Vivendi	52,274		1,326,883
Wendel	1,490		207,970
Zodiac Aerospace	1,443		231,190
			52,897,592
Germany—8.2%
Adidas	9,181		1,048,103
Allianz	19,920		3,351,058
Axel Springer	1,517		91,482
BASF	40,111		4,173,339
Bayer	36,109		4,487,947
Bayerische Motoren Werke	14,496		1,644,235
Beiersdorf	4,287		409,253
Brenntag	2,284		387,019
Celesio	3,952		123,066
Commerzbank	42,760	[a]	549,747
Continental	4,912		900,021
Daimler	42,024		3,448,603
Deutsche Bank	44,590		2,157,122
Deutsche Boerse	8,501		640,019
Deutsche Lufthansa	9,327		180,649
Deutsche Post	39,730		1,344,544
Deutsche Telekom	122,910		1,935,827
E.ON	78,883		1,441,081
Fraport Frankfurt Airport Services Worldwide	1,609		124,677
Fresenius & Co.	5,497		714,488

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
Fresenius Medical Care & Co.	9,487		628,079
GEA Group	7,622		331,679
Hannover Rueck	2,427		194,718
HeidelbergCement	6,000		472,987
Henkel & Co.	5,541		512,263
Hochtief	1,402		127,178
Hugo Boss	1,386		180,733
Infineon Technologies	45,970		444,964
K+S	7,058		180,065
Kabel Deutschland Holding	981		123,339
LANXESS	3,616		254,516
Linde	8,108		1,540,664
MAN	1,622		195,452
Merck	2,756		458,766
Metro	5,401		253,253
Muenchener Rueckversicherungs	7,853		1,640,951
OSRAM Licht	3,826	[a]	198,258
ProSiebenSat.1 Media	5,020		239,103
RWE	21,529		794,794
SAP	40,258		3,162,656
Siemens	34,622		4,427,231
Suedzucker	3,784		121,919
Telefonica Deutschland Holding	11,353		89,543
ThyssenKrupp	16,741	[a]	427,896
United Internet	4,460		176,218
Volkswagen	1,298		318,107
			46,647,612
Greece—.0%
Hellenic Telecommunications Organization	10,491	[a]	132,329
OPAP	10,992		136,559
			268,888
Hong Kong—2.7%
AIA Group	526,400		2,671,719
ASM Pacific Technology	10,800		104,127
Bank of East Asia	56,950		246,443
BOC Hong Kong Holdings	158,000		515,594

Common Stocks (continued)	Shares		Value ($)
Hong Kong (continued)
Cathay Pacific Airways	52,000		103,155
Cheung Kong Holdings	61,000		953,592
Cheung Kong Infrastructure Holdings	27,000		187,882
CLP Holdings	77,788		626,077
First Pacific	92,250		104,946
Galaxy Entertainment Group	93,000	[a]	693,931
Hang Lung Properties	100,000		329,550
Hang Seng Bank	32,700		544,086
Henderson Land Development	48,038		284,709
HKT Trust	87,000		80,682
Hong Kong & China Gas	252,661		590,509
Hong Kong Exchanges & Clearing	48,200		777,119
Hopewell Holdings	26,000		87,527
Hutchison Whampoa	93,800		1,168,719
Hysan Development	28,000		130,917
Kerry Properties	29,500		127,847
Li & Fung	259,200		366,417
Link REIT	98,000		494,234
MGM China Holdings	40,000		137,753
MTR	66,000		255,811
New World Development	162,786		225,503
Noble Group	161,963		134,296
NWS Holdings	60,000		93,641
Orient Overseas International	11,300		58,373
PCCW	167,000		75,390
Power Assets Holdings	59,500		495,769
Shangri-La Asia	65,000		119,051
Sino Land	127,730		179,247
SJM Holdings	78,530		253,731
Sun Hung Kai Properties	70,699		926,482
Swire Pacific, Cl. A	30,000		346,511
Swire Properties	46,400		125,680
Wharf Holdings	66,311		558,507
Wheelock & Co.	37,000		188,985
Yue Yuen Industrial Holdings	32,300		88,739
			15,453,251

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Ireland—.3%
Bank of Ireland	857,556	[a]	314,375
CRH	32,074		779,520
Elan	21,591	[a]	357,646
Irish Bank Resolution	35,225	[a,b]	0
Kerry Group, Cl. A	6,342		404,711
Ryanair Holdings	4,000	[a]	33,129
			1,889,381
Israel—.4%
Bank Hapoalim	42,826		229,660
Bank Leumi Le-Israel	55,519	[a]	211,921
Bezeq Israeli Telecommunication	76,662		133,508
Delek Group	202		69,887
Israel	117	[a]	59,027
Israel Chemicals	18,647		154,305
Israel Discount Bank, Cl. A	1	[a]	2
Mizrahi Tefahot Bank	6,222		73,050
NICE Systems	2,452		96,655
Teva Pharmaceutical Industries	37,214		1,393,052
			2,421,067
Italy—2.3%
Assicurazioni Generali	51,235		1,197,902
Atlantia	14,628		320,759
Banca Monte dei Paschi di Siena	281,163	[a]	88,948
CNH Industrial	41,752	[a]	493,761
Enel	288,682		1,273,868
Enel Green Power	70,150		170,682
Eni	111,194		2,815,669
EXOR	4,561		180,765
Fiat	35,936	[a]	282,507
Finmeccanica	15,364	[a]	112,751
Intesa Sanpaolo	510,043		1,267,992
Luxottica Group	7,387		401,189
Mediobanca	23,963		218,804
Pirelli & C	9,607		135,396
Prysmian	8,493		207,565
Saipem	10,910		255,674

Common Stocks (continued)	Shares		Value ($)
Italy (continued)
Snam	89,752		462,585
STMicroelectronics	26,028		201,295
Telecom Italia	446,650		435,122
Telecom Italia-RSP	266,227		208,027
Tenaris	20,122		472,102
Terna Rete Elettrica Nazionale	61,801		306,274
UniCredit	190,323		1,431,602
Unione di Banche Italiane	33,961		235,165
			13,176,404
Japan—20.6%
ABC-Mart	1,000		49,934
Acom	15,500	[a]	60,373
Advantest	6,400		76,152
Aeon	26,700		363,042
AEON Financial Service	2,860		87,403
AEON Mall	5,280		149,760
Air Water	7,000		99,664
Aisin Seiki	8,500		343,613
Ajinomoto	25,800		360,250
Alfresa Holdings	1,900		103,570
Amada	14,000		119,882
ANA Holdings	55,000		114,665
Aozora Bank	46,959		136,106
Arnest One	5,000	[b]	137,293
Asahi Glass	43,800		269,490
Asahi Group Holdings	16,500		444,676
Asahi Kasei	55,900		423,528
Asics	7,000		122,943
Astellas Pharma	19,079		1,059,405
Bank of Kyoto	14,000		122,730
Bank of Yokohama	50,000		274,586
Benesse Holdings	3,300		122,831
Bridgestone	28,500		972,414
Brother Industries	9,100		102,818
CALBEE	3,600		94,238
Canon	49,650		1,560,241

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Casio Computer	9,300		88,621
Central Japan Railway	6,300		813,689
Chiba Bank	33,000		234,252
Chiyoda	6,000		75,786
Chubu Electric Power	28,600		422,325
Chugai Pharmaceutical	10,028		234,969
Chugoku Bank	6,000		86,098
Chugoku Electric Power	13,700		209,269
Citizen Holdings	12,400		87,896
Coca-Cola West	2,700		54,670
Cosmo Oil	27,000	[a]	47,503
Credit Saison	7,100		193,223
Dai Nippon Printing	24,800		259,274
Dai-ichi Life Insurance	35,200		499,738
Daicel	11,000		92,403
Daido Steel	12,200		69,728
Daihatsu Motor	8,000		154,744
Daiichi Sankyo	29,683		548,802
Daikin Industries	10,300		589,739
Dainippon Sumitomo Pharma	6,900		92,346
Daito Trust Construction	3,000		305,400
Daiwa House Industry	26,400		526,496
Daiwa Securities Group	73,000		662,219
DeNA	4,300		93,539
Denso	21,300		1,019,185
Dentsu	9,500		356,987
Don Quijote	2,100		139,245
East Japan Railway	14,800		1,280,871
Eisai	11,200		438,523
Electric Power Development	5,280		168,071
FamilyMart	2,617		116,971
FANUC	8,429		1,347,543
Fast Retailing	2,358		787,759
Fuji Electric	21,000		93,756
Fuji Heavy Industries	26,000		706,254
FUJIFILM Holdings	19,700		479,427

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Fujitsu	80,800	[a]	345,945
Fukuoka Financial Group	33,000		148,337
Furukawa Electric	28,000		64,639
Gree	4,300		36,952
GungHo Online Entertainment	140	[a]	87,705
Gunma Bank	18,000		103,610
Hachijuni Bank	20,000		122,852
Hakuhodo DY Holdings	8,400		64,753
Hamamatsu Photonics	3,200		119,435
Hankyu Hanshin Holdings	48,000		268,484
Hino Motors	12,000		168,290
Hirose Electric	1,300		197,519
Hiroshima Bank	24,000		101,536
Hisamitsu Pharmaceutical	2,900		156,310
Hitachi	211,900		1,476,167
Hitachi Chemical	4,000		61,141
Hitachi Construction Machinery	5,000		105,105
Hitachi High-Technologies	2,700		61,837
Hitachi Metals	8,000		107,393
Hokkaido Electric Power	8,200	[a]	105,242
Hokuhoku Financial Group	51,000		104,770
Hokuriku Electric Power	7,700		109,318
Honda Motor	71,259		2,837,171
Hoya	18,500		442,698
Hulic	10,800		170,902
Ibiden	5,600		96,589
Idemitsu Kosan	900		75,145
IHI	59,000		248,408
INPEX	36,400		419,786
Isetan Mitsukoshi Holdings	15,020		226,530
Isuzu Motors	49,000		302,980
ITOCHU	66,200		793,080
Itochu Techno-Solutions	900		35,193
Iyo Bank	11,000		114,329
J Front Retailing	19,800		153,438
Japan Airlines	2,600		151,510

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Japan Exchange Group	10,000		230,550
Japan Petroleum Exploration	1,400		56,809
Japan Prime Realty Investment	31		103,092
Japan Real Estate Investment	27		308,909
Japan Retail Fund Investment	94		190,524
Japan Steel Works	13,000		72,318
Japan Tobacco	48,100		1,736,550
JFE Holdings	21,660		489,459
JGC	9,000		342,774
Joyo Bank	26,462		136,710
JSR	7,700		145,809
JTEKT	8,000		101,942
JX Holdings	95,876		472,896
Kajima	38,800		163,755
Kamigumi	9,400		81,544
Kaneka	12,000		75,786
Kansai Electric Power	29,899	[a]	377,044
Kansai Paint	10,000		133,428
Kao	23,200		770,345
Kawasaki Heavy Industries	58,000		225,323
KDDI	23,600		1,274,443
Keikyu	20,000		187,735
Keio	25,000		172,633
Keisei Electric Railway	11,000		113,099
Keyence	1,985		847,859
Kikkoman	6,000		108,980
Kinden	6,000		65,656
Kintetsu	79,354		291,333
Kirin Holdings	38,000		553,402
Kobe Steel	113,000	[a]	198,810
Koito Manufacturing	4,000		72,613
Komatsu	41,000		892,301
Konami	4,400		105,917
Konica Minolta	19,500		161,029
Kubota	47,000		692,118
Kuraray	14,000		163,734

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Kurita Water Industries	4,800		104,465
Kyocera	14,300		738,778
Kyowa Hakko Kirin	8,705		95,876
Kyushu Electric Power	18,000	[a]	252,436
Lawson	3,000		240,110
LIXIL Group	12,124		283,341
M3	36		98,302
Mabuchi Motor	1,000		52,985
Makita	4,600		231,567
Marubeni	73,000		569,419
Marui Group	8,300		79,092
Maruichi Steel Tube	2,000		48,734
Mazda Motor	115,000	[a]	514,594
McDonald’s Holdings Japan	3,000		82,864
Medipal Holdings	5,800		78,096
MEIJI Holdings	2,521		140,497
Miraca Holdings	2,600		116,740
Mitsubishi	61,598		1,241,607
Mitsubishi Chemical Holdings	59,380		276,579
Mitsubishi Electric	85,000		929,269
Mitsubishi Estate	55,000		1,564,477
Mitsubishi Gas Chemical	16,000		130,174
Mitsubishi Heavy Industries	133,700		845,738
Mitsubishi Logistics	6,000		82,925
Mitsubishi Materials	45,000		175,277
Mitsubishi Motors	18,300	[a]	204,347
Mitsubishi Tanabe Pharma	9,200		129,490
Mitsubishi UFJ Financial Group	556,590		3,509,466
Mitsubishi UFJ Lease & Finance	25,500		143,669
Mitsui & Co.	76,200		1,084,918
Mitsui Chemicals	38,000		100,478
Mitsui Fudosan	36,286		1,193,788
Mitsui OSK Lines	50,000		210,516
Mizuho Financial Group	1,004,200		2,093,573
MS&AD Insurance Group Holdings	22,357		574,102
Murata Manufacturing	8,900		712,326

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Nabtesco	4,500	109,422
Namco Bandai Holdings	7,850	147,691
NEC	103,800	232,238
NEXON	4,600	53,611
NGK Insulators	11,000	183,911
NGK Spark Plug	7,926	180,155
NHK Spring	7,000	72,826
Nidec	4,300	416,750
Nikon	14,160	260,649
Nintendo	4,725	529,538
Nippon Building Fund	30	371,301
Nippon Electric Glass	17,085	87,571
Nippon Express	32,000	160,114
Nippon Meat Packers	7,000	102,085
Nippon Prologis REIT	11	109,631
Nippon Steel & Sumitomo Metal	333,615	1,095,878
Nippon Telegraph & Telephone	19,200	993,878
Nippon Yusen	69,800	212,247
Nishi-Nippon City Bank	26,000	70,070
Nissan Motor	109,100	1,089,558
Nisshin Seifun Group	8,580	92,754
Nissin Foods Holdings	2,600	111,055
Nitori Holdings	1,400	131,130
Nitto Denko	7,300	380,850
NKSJ Holdings	14,770	379,727
NOK	3,400	52,281
Nomura Holdings	159,200	1,170,564
Nomura Real Estate Holdings	5,700	143,703
Nomura Real Estate Office Fund	14	69,124
Nomura Research Institute	3,900	130,489
NSK	20,000	211,939
NTT Data	5,500	181,786
NTT DoCoMo	63,700	1,010,597
NTT Urban Development	5,500	69,750
Obayashi	30,000	191,295
Odakyu Electric Railway	28,000	269,379

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
OJI Holdings	35,000		159,463
Olympus	10,000	[a]	319,333
Omron	8,400		319,496
Ono Pharmaceutical	3,400		255,873
ORACLE JAPAN	1,400		55,243
Oriental Land	2,100		335,727
ORIX	54,900		941,334
Osaka Gas	83,000		348,612
OTSUKA	700		90,623
Otsuka Holdings	15,500		439,795
Panasonic	96,895		970,625
Park24	3,800		74,045
Rakuten	32,100		417,205
Resona Holdings	83,500		433,082
Ricoh	28,000		294,152
Rinnai	1,500		115,936
Rohm	3,800		155,161
Sankyo	2,200		104,261
Sanrio	2,100		114,899
Santen Pharmaceutical	3,300		166,292
SBI Holdings	7,830		94,122
Secom	9,300		558,019
Sega Sammy Holdings	7,484		191,419
Sekisui Chemical	19,000		219,699
Sekisui House	23,000		328,170
Seven & I Holdings	33,060		1,217,098
Seven Bank	26,000		91,752
Sharp	46,000	[a]	135,198
Shikoku Electric Power	8,600	[a]	152,881
Shimadzu	9,000		87,776
Shimamura	1,000		112,173
Shimano	3,300		288,620
Shimizu	23,000		117,421
Shin-Etsu Chemical	18,000		1,012,306
Shinsei Bank	67,000		156,036
Shionogi & Co.	13,100		288,565

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Shiseido	16,100	274,255
Shizuoka Bank	23,400	262,486
Showa Denko	57,000	77,098
Showa Shell Sekiyu	8,500	91,112
SMC	2,200	509,672
Softbank	42,000	3,118,072
Sojitz	54,600	105,502
Sony	44,380	847,160
Sony Financial Holdings	7,000	130,062
Stanley Electric	6,700	155,218
Sumco	4,900	44,351
Sumitomo	49,600	643,140
Sumitomo Chemical	66,000	240,293
Sumitomo Electric Industries	33,300	497,146
Sumitomo Heavy Industries	25,000	110,088
Sumitomo Metal Mining	23,000	317,645
Sumitomo Mitsui Financial Group	55,600	2,666,063
Sumitomo Mitsui Trust Holdings	145,640	713,907
Sumitomo Realty & Development	16,000	752,568
Sumitomo Rubber Industries	7,600	105,270
Suntory Beverage & Food	5,200	170,813
Suruga Bank	8,000	126,431
Suzuken	2,920	105,124
Suzuki Motor	16,200	405,453
Sysmex	3,200	210,556
T&D Holdings	23,800	284,399
Taiheiyo Cement	54,000	227,906
Taisei	39,000	199,105
Taisho Pharmaceutical Holdings	1,500	105,105
Taiyo Nippon Sanso	12,000	81,888
Takashimaya	12,000	113,984
Takeda Pharmaceutical	34,600	1,641,503
TDK	5,500	232,686
Teijin	40,000	89,495
Terumo	6,800	327,794
THK	4,400	95,491

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Tobu Railway	45,000		232,482
Toho	5,600		119,654
Toho Gas	18,000		93,542
Tohoku Electric Power	19,800	[a]	238,615
Tokio Marine Holdings	30,400		990,867
Tokyo Electric Power	64,072	[a]	340,788
Tokyo Electron	7,600		415,051
Tokyo Gas	108,000		584,318
Tokyo Tatemono	17,000		158,538
Tokyu	50,820		344,726
Tokyu Fudosan Holdings	24,000	[a]	235,777
TonenGeneral Sekiyu	13,000		120,574
Toppan Printing	25,000		196,786
Toray Industries	63,000		392,108
Toshiba	177,000		748,825
TOTO	12,000		168,901
Toyo Seikan Group Holdings	7,100		146,722
Toyo Suisan Kaisha	4,000		126,920
Toyoda Gosei	2,400		59,701
Toyota Boshoku	2,600		34,665
Toyota Industries	6,700		294,015
Toyota Motor	120,357		7,784,710
Toyota Tsusho	8,700		240,571
Trend Micro	4,700		173,986
Tsumura & Co.	2,300		72,043
Ube Industries	46,600		96,205
Unicharm	5,000		319,841
United Urban Investment	97		148,070
USS	9,800		143,118
West Japan Railway	7,600		339,693
Yahoo! Japan	61,400		285,364
Yakult Honsha	3,600		182,142
Yamada Denki	36,200		101,241
Yamaguchi Financial Group	9,000		84,481
Yamaha	7,200		106,905
Yamaha Motor	11,200		170,625

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Yamato Holdings	15,600		334,116
Yamato Kogyo	1,800		66,541
Yamazaki Baking	4,000		40,598
Yaskawa Electric	9,000		115,875
Yokogawa Electric	8,800		114,553
Yokohama Rubber	9,000		87,684
			117,750,608
Luxembourg—.1%
SES	12,925		376,250
Macau—.2%
Sands China	106,613		757,691
Wynn Macau	71,200		273,210
			1,030,901
Mexico—.0%
Fresnillo	8,530		133,420
Netherlands—3.0%
Aegon	78,438		624,513
Akzo Nobel	10,555		767,574
ASML Holding	15,647		1,485,436
Corio	2,835		123,695
Delta Lloyd	8,633		183,559
European Aeronautic Defence and Space	25,473		1,750,402
Fugro	3,133		196,038
Gemalto	3,324		372,743
Heineken	10,138		700,634
Heineken Holding	4,582		291,745
ING Groep	167,600	[a]	2,135,193
Koninklijke Ahold	44,322		843,701
Koninklijke Boskalis Westminster	3,270		157,482
Koninklijke DSM	6,810		515,852
Koninklijke KPN	141,360	[a]	451,808
Koninklijke Philips	41,931		1,484,787
Koninklijke Vopak	2,912		179,284
OCI	3,786	[a]	145,578
QIAGEN	9,940	[a]	228,624

Common Stocks (continued)	Shares		Value ($)
Netherlands (continued)
Randstad Holding	5,158		318,335
Reed Elsevier	30,515		614,642
TNT Express	14,652		135,278
Unilever	71,188		2,819,451
Wolters Kluwer	13,416		363,948
Ziggo	6,792		291,457
			17,181,759
New Zealand—.1%
Auckland International Airport	42,260		119,731
Contact Energy	16,082		69,740
Fletcher Building	27,701		228,582
SKYCITY Entertainment Group	26,289		84,471
Telecom Corporation of New Zealand	78,060		151,523
			654,047
Norway—.8%
Aker Solutions	6,700		92,626
DNB	43,039		762,738
Gjensidige Forsikring	8,002		149,339
Norsk Hydro	38,511		172,079
Orkla	31,249		253,276
Seadrill	16,512		764,156
Statoil	48,944		1,159,255
Telenor	30,891		742,042
Yara International	8,213		354,565
			4,450,076
Portugal—.2%
Banco Espirito Santo	66,352	[a]	87,657
Energias de Portugal	88,059		324,254
Galp Energia	15,778		267,355
Jeronimo Martins	10,446		193,032
Portugal Telecom	27,519		124,235
			996,533
Singapore—1.5%
Ascendas Real Estate Investment Trust	91,912		175,359
CapitaCommercial Trust	76,000		90,243

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Singapore (continued)
CapitaLand	105,500		264,981
CapitaMall Trust	97,000		157,736
CapitaMalls Asia	65,000		105,700
City Developments	17,000		140,960
ComfortDelGro	78,700		121,959
DBS Group Holdings	74,588		1,005,155
Genting Singapore	250,527		307,562
Global Logistic Properties	134,843		335,425
Golden Agri-Resources	325,440		157,192
Hutchison Port Holdings Trust	227,000		165,710
Jardine Cycle & Carriage	4,422		130,467
Keppel	61,700		538,919
Keppel Land	26,000		77,653
Olam International	62,995		78,097
Oversea-Chinese Banking	112,942		945,578
SembCorp Industries	43,254		185,245
SembCorp Marine	38,000		137,659
Singapore Airlines	21,733		182,479
Singapore Exchange	35,000		206,811
Singapore Press Holdings	69,075		236,330
Singapore Technologies Engineering	68,000		231,010
Singapore Telecommunications	349,951		1,064,897
StarHub	26,918		96,430
United Overseas Bank	56,112		941,373
UOL Group	21,111		111,996
Wilmar International	88,000		245,114
			8,438,040
Spain—3.3%
Abertis Infraestructuras	15,807		339,100
Acciona	1,014		64,336
ACS Actividades de Construccion y Servicios	6,606		216,834
Amadeus IT Holding, Cl. A	16,771		622,784
Banco Bilbao Vizcaya Argentaria	247,539		2,900,183
Banco de Sabadell	150,772		386,905
Banco Popular Espanol	52,819	[a]	300,630

Common Stocks (continued)	Shares		Value ($)
Spain (continued)
Banco Santander	486,353		4,318,016
Bankia	185,397	[a]	277,399
CaixaBank	51,538		267,938
Distribuidora Internacional de Alimentacion	24,682		225,637
Enagas	8,817		235,715
Ferrovial	16,561		315,813
Gas Natural SDG	15,873		374,352
Grifols	6,781		278,095
Iberdrola	208,262		1,308,654
Inditex	9,554		1,569,611
Mapfre	35,362		142,310
Red Electrica	4,424		275,768
Repsol	37,562		1,008,780
Telefonica	178,991	[a]	3,155,691
Zardoya Otis	6,340		110,443
			18,694,994
Sweden—3.1%
Alfa Laval	13,304		303,854
Assa Abloy, Cl. B	14,709		730,224
Atlas Copco, Cl. A	29,500		818,528
Atlas Copco, Cl. B	17,260		429,632
Boliden	11,860		168,930
Electrolux, Ser. B	10,914		269,479
Elekta, Cl. B	14,946		220,498
Ericsson, Cl. B	133,172		1,589,626
Getinge, Cl. B	8,218		260,615
Hennes & Mauritz, Cl. B	41,544		1,795,097
Hexagon, Cl. B	9,712		291,658
Husqvarna, Cl. B	16,174		95,146
Industrivarden, Cl. C	5,510		98,210
Investment AB Kinnevik, Cl. B	9,939		366,268
Investor, Cl. B	20,074		644,965
Lundin Petroleum	8,991	[a]	185,646
Millicom International Cellular, SDR	3,010		277,540
Nordea Bank	124,140		1,590,053

The Fund 29

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Sweden (continued)
Ratos, Cl. B	9,138		79,181
Sandvik	46,959		635,536
Scania, Cl. B	13,131		263,429
Securitas, Cl. B	13,206		150,808
Skandinaviska Enskilda Banken, Cl. A	66,843		809,743
Skanska, Cl. B	15,609		300,856
SKF, Cl. B	17,338		459,400
Svenska Cellulosa, Cl. B	25,704		729,861
Svenska Handelsbanken, Cl. A	21,901		992,297
Swedbank, Cl. A	39,764		1,037,047
Swedish Match	8,494		280,247
Tele2, Cl. B	14,263		172,123
TeliaSonera	104,685		867,522
Volvo, Cl. B	66,427		853,396
			17,767,415
Switzerland—9.2%
ABB	96,147	[a]	2,455,200
Actelion	4,790	[a]	370,857
Adecco	5,868	[a]	432,978
Aryzta	3,825	[a]	285,816
Baloise Holding	2,177		253,366
Banque Cantonale Vaudoise	127		70,684
Barry Callebaut	84	[a]	87,763
Cie Financiere Richemont	22,823		2,340,530
Coca-Cola HBC-CDI	8,469	[a]	244,699
Credit Suisse Group	65,537	[a]	2,039,025
EMS-Chemie Holding	319		116,283
Geberit	1,716		513,088
Givaudan	366	[a]	519,544
Glencore Xstrata	463,800	[a]	2,528,453
Holcim	10,070	[a]	750,242
Julius Baer Group	9,648	[a]	474,133
Kuehne + Nagel International	2,216		280,129
Lindt & Spruengli	4		201,201

Common Stocks (continued)	Shares		Value ($)
Switzerland (continued)
Lindt & Spruengli-PC	38		160,401
Lonza Group	2,290	[a]	204,683
Nestle	140,686		10,155,875
Novartis	100,370		7,793,097
Pargesa Holding-BR	1,256		100,012
Partners Group Holding	804		208,321
Roche Holding	30,654		8,486,565
Schindler Holding	876		124,543
Schindler Holding-PC	1,996		283,116
SGS	242		567,027
Sika-BR	92		290,089
Sonova Holding	2,104	[a]	273,855
Sulzer	959		150,189
Swatch Group	1,746		194,545
Swatch Group-BR	1,355		866,895
Swiss Life Holding	1,301	[a]	258,522
Swiss Prime Site	2,461	[a]	186,606
Swiss Re	15,433	[a]	1,355,607
Swisscom	993		506,815
Syngenta	4,076		1,646,392
UBS	159,236	[a]	3,081,704
Zurich Insurance Group	6,491	[a]	1,794,888
			52,653,738
United Kingdom—21.1%
3i Group	40,656		243,218
Aberdeen Asset Management	39,934		283,592
Admiral Group	7,931		162,646
Aggreko	11,359		293,232
AMEC	12,404		234,090
Anglo American	61,028		1,453,118
Antofagasta	16,062		220,197
ArcelorMittal	44,041		695,737
ARM Holdings	61,341		969,288
Associated British Foods	15,183		551,892

The Fund 31

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
AstraZeneca	54,714	2,902,956
Aviva	129,495	932,484
Babcock International Group	16,124	329,631
BAE Systems	142,072	1,035,806
Barclays	667,584	2,821,607
BG Group	148,735	3,037,087
BHP Billiton	92,303	2,857,135
BP	828,753	6,414,275
British American Tobacco	83,752	4,614,169
British Land	41,797	416,851
British Sky Broadcasting Group	44,969	675,973
BT Group	344,754	2,083,991
Bunzl	14,415	318,269
Burberry Group	18,830	463,451
Capita	27,912	441,279
Carnival	7,529	268,483
Centrica	226,746	1,284,847
Cobham	48,785	225,437
Compass Group	79,827	1,148,120
Croda International	5,720	223,418
Diageo	109,646	3,493,299
Direct Line Insurance Group	35,078	126,550
easyJet	6,447	135,314
Experian	44,360	903,317
G4S	69,237	290,305
GKN	72,532	427,863
GlaxoSmithKline	215,014	5,666,066
Hammerson	30,961	262,613
Hargreaves Lansdown	8,738	166,726
HSBC Holdings	812,655	8,887,905
ICAP	23,517	145,249
IMI	14,139	344,367
Imperial Tobacco Group	42,644	1,592,475

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Inmarsat	19,204		221,856
InterContinental Hotels Group	11,377		331,457
International Consolidated Airlines Group	38,774	[a]	215,847
Intertek Group	7,156		382,314
Intu Properties	30,561		168,664
Invensys	29,946		241,519
Investec	22,476		157,343
ITV	165,158		505,534
J Sainsbury	53,650		339,361
Johnson Matthey	9,078		437,255
Kingfisher	104,497		632,508
Land Securities Group	33,367		528,858
Legal & General Group	259,925		901,467
Lloyds Banking Group	2,020,879	[a]	2,512,206
London Stock Exchange Group	8,128		213,994
Marks & Spencer Group	71,242		575,149
Meggitt	35,133		322,505
Melrose Industries	53,387		274,096
National Grid	160,449		2,018,251
Next	7,044		614,982
Old Mutual	215,569		703,735
Pearson	35,962		751,911
Persimmon	13,910	[a]	282,139
Petrofac	11,812		277,085
Prudential	111,928		2,295,379
Randgold Resources	3,820		284,202
Reckitt Benckiser Group	28,291		2,199,156
Reed Elsevier	52,262		732,390
Resolution	59,778		342,563
Rexam	32,104		267,418
Rio Tinto	55,553		2,812,968
Rolls-Royce Holdings	82,337	[a]	1,518,232
Royal Bank of Scotland Group	94,511	[a]	557,061

The Fund 33

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Royal Dutch Shell, Cl. A	165,780	5,519,620
Royal Dutch Shell, Cl. B	111,762	3,869,836
RSA Insurance Group	150,053	308,926
SABMiller	42,047	2,193,803
Sage Group	47,658	257,596
Schroders	4,200	173,678
Segro	28,963	151,765
Serco Group	22,690	202,645
Severn Trent	10,096	300,612
Shire	24,317	1,072,620
Smith & Nephew	38,604	493,328
Smiths Group	17,455	401,621
SSE	42,318	960,801
Standard Chartered	105,811	2,544,031
Standard Life	101,000	570,045
Subsea 7	11,106	234,879
Tate & Lyle	18,866	239,429
Tesco	353,371	2,063,555
Travis Perkins	10,931	325,299
TUI Travel	20,087	124,000
Tullow Oil	39,988	604,305
Unilever	56,121	2,272,123
United Utilities Group	30,314	342,428
Vedanta Resources	4,090	69,711
Vodafone Group	2,124,054	7,645,872
Weir Group	9,465	342,225
Whitbread	7,724	425,169
William Hill	35,017	225,092
WM Morrison Supermarkets	93,911	424,028
Wolseley	12,082	651,107

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
WPP	57,743		1,226,762
			120,900,644
United States—.1%
Transocean	15,858		749,600
Total Common Stocks
(cost $481,767,316)			560,416,491

Preferred Stocks—.6%
Germany
Bayerische Motoren Werke	2,454		205,180
Fuchs Petrolub	1,499		121,302
Henkel & Co.	7,831		847,416
Porsche Automobil Holding	6,751		632,376
RWE	1,967		67,168
Volkswagen	6,333		1,609,669
Total Preferred Stocks
(cost $2,080,591)			3,483,111

	Number of
Rights—.0%	Rights		Value ($)
Spain—.0%
Banco Santander
(cost $101,388)	486,353	[a]	103,675

	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.03%, 12/5/13	275,000	[c]	274,992
0.03%, 3/13/14	230,000	[c]	229,953
Total Short-Term Investments
(cost $504,970)			504,945

The Fund 35

STATEMENT OF INVESTMENTS (continued)

Other Investment—1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,735,539)	5,735,539 [d]	5,735,539

Total Investments (cost $490,189,804)	99.6%	570,243,761
Cash and Receivables (Net)	.4%	2,361,021
Net Assets	100.0%	572,604,782

BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts
STRIP—Separate Trading of Registered Interest and Principal of Securities

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At October 31, 2013, the value of these securities amounted to $137,293 or .02% of net assets.
c Held by or on behalf of a counterparty for open financial futures contracts.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	25.5	Telecommunication Services	5.5
Industrial	12.6	Information Technology	4.2
Consumer Discretionary	11.5	Utilities	3.6
Consumer Staples	11.0	Short-Term/
Health Care	9.8	Money Market Investments	1.1
Materials	8.0
Energy	6.8		99.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

October 31, 2013

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2013	($)
Financial Futures Long
ASX SPI 200 Index	8	1,023,789	December 2013	32,123
Euro STOXX 50	66	2,741,225	December 2013	108,523
FTSE 100 Index	24	2,581,558	December 2013	85,026
TOPIX	15	1,829,808	December 2013	13,096
				238,768

See notes to financial statements.

The Fund 37

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2013

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	484,454,265	564,508,222
Affiliated issuers	5,735,539	5,735,539
Cash		578,643
Cash denominated in foreign currencies	768,863	765,997
Dividends receivable		1,962,064
Receivable for shares of Common Stock subscribed		129,261
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		101,494
		573,781,220
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		286,275
Payable for shares of Common Stock redeemed		820,888
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		57,231
Payable for futures variation margin—Note 4		12,044
		1,176,438
Net Assets ($)		572,604,782
Composition of Net Assets ($):
Paid-in capital		504,046,623
Accumulated undistributed investment income—net		7,793,762
Accumulated net realized gain (loss) on investments		(19,575,279)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$238,768 net unrealized appreciation on financial futures)		80,339,676
Net Assets ($)		572,604,782
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		33,454,081
Net Asset Value, offering and redemption price per share ($)		17.12

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended October 31, 2013

Investment Income ($):
Income:
Cash dividends (net of $1,147,362 foreign taxes withheld at source):
Unaffiliated issuers	14,556,850
Affiliated issuers	4,654
Interest	10,416
Total Income	14,571,920
Expenses:
Management fee—Note 3(a)	1,788,157
Shareholder servicing costs—Note 3(b)	1,277,255
Directors’ fees—Note 3(a,c)	45,638
Interest expense—Note 2	8,926
Loan commitment fees—Note 2	4,629
Total Expenses	3,124,605
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(45,638)
Net Expenses	3,078,967
Investment Income—Net	11,492,953
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	12,449,380
Net realized gain (loss) on financial futures	1,914,776
Net realized gain (loss) on forward foreign currency exchange contracts	(1,140,924)
Net Realized Gain (Loss)	13,223,232
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	90,613,806
Net unrealized appreciation (depreciation) on financial futures	250,977
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	82,989
Net Unrealized Appreciation (Depreciation)	90,947,772
Net Realized and Unrealized Gain (Loss) on Investments	104,171,004
Net Increase in Net Assets Resulting from Operations	115,663,957

See notes to financial statements.

The Fund 39

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2013	2012
Operations ($):
Investment income—net	11,492,953	12,327,067
Net realized gain (loss) on investments	13,223,232	13,859,254
Net unrealized appreciation
(depreciation) on investments	90,947,772	(9,292,695)
Net Increase (Decrease) in Net Assets
Resulting from Operations	115,663,957	16,893,626
Dividends to Shareholders from ($):
Investment income—net	(12,705,604)	(14,103,072)
Capital Stock Transactions ($):
Net proceeds from shares sold	275,778,066	158,345,329
Dividends reinvested	12,035,945	13,170,185
Cost of shares redeemed	(273,185,774)	(210,664,725)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	14,628,237	(39,149,211)
Total Increase (Decrease) in Net Assets	117,586,590	(36,358,657)
Net Assets ($):
Beginning of Period	455,018,192	491,376,849
End of Period	572,604,782	455,018,192
Undistributed investment income—net	7,793,762	9,405,608
Capital Share Transactions: (Shares)
Shares sold	17,713,613	11,940,137
Shares issued for dividends reinvested	839,912	1,053,615
Shares redeemed	(17,683,082)	(16,038,020)
Net Increase (Decrease) in Shares Outstanding	870,443	(3,044,268)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	13.96	13.79	14.84	14.05	11.51
Investment Operations:
Investment income—net[a]	.35	.37	.38	.31	.30
Net realized and unrealized
gain (loss) on investments	3.20	.24	(1.10)	.89	2.51
Total from Investment Operations	3.55	.61	(.72)	1.20	2.81
Distributions:
Dividends from investment income—net	(.39)	(.44)	(.33)	(.33)	(.25)
Dividends from net realized
gain on investments	—	—	—	(.08)	(.02)
Total Distributions	(.39)	(.44)	(.33)	(.41)	(.27)
Net asset value, end of period	17.12	13.96	13.79	14.84	14.05
Total Return (%)	26.01	4.79	(5.03)	8.73	25.13
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	.61	.61	.61	.61
Ratio of net expenses
to average net assets	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	2.25	2.75	2.52	2.25	2.53
Portfolio Turnover Rate	23.12	11.11	6.14	10.49	17.26
Net Assets, end of period ($ x 1,000)	572,605	455,018	491,377	561,428	547,282

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 41

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (free) Index (MSCI EAFE ®).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a lia-

bility in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	749,600	—	—	749,600
Equity Securities—
Foreign
Common Stocks†	559,529,598	137,293	0	559,666,891
Equity Securities—
Foreign Preferred
Stocks†	3,483,111	—	—	3,483,111
Mutual Funds	5,735,539	—	—	5,735,539
Rights†	103,675	—	—	103,675

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in
Securities (continued):
U.S. Treasury	—	504,945	—	504,945
Other Financial
Instruments:
Financial Futures††	238,768	—	—	238,768
Forward Foreign
Currency Exchange
Contracts††	—	101,494	—	101,494
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(57,231)	—	(57,231)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hiearchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—
Foreign Common Stock ($)
Balance as of 10/31/2012	46
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(46)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 10/31/2013	0
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 10/31/2013	(46)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2012($)	Purchases ($)	Sales($)	10/31/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	3,979,648	164,846,562	163,090,671	5,735,539	1.0

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $10,314,242, undistributed capital gains $5,878,013 and unrealized appreciation $52,365,904.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2013 and October 31, 2012 were as follows: ordinary income $12,705,604 and $14,103,072.

During the period ended October 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for passive foreign investment companies and foreign currency gains and losses, the fund decreased accumulated undistributed investment income-net by $399,195 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(h) Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to enforceable master netting arrangements (“MNA”) or similar agreements. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2013 was approximately $792,100 with a related weighted average annualized interest rate of 1.13%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended October 31, 2013, fees reimbursed by the Manager amounted to $45,638.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2013, the fund was charged $1,277,255 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $168,465 and Shareholder Services Plan fees $120,332, which are offset against an expense reimbursement currently in effect in the amount of $2,522.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and financial futures, during the period ended October 31, 2013, amounted to $129,521,304 and $115,676,755, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2013 is discussed below.

The Fund 51

NOTES TO FINANCIAL STATEMENTS (continued)

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at October 31, 2013 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the

Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at October 31, 2013:

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar, Expiring:
12/18/2013	[a]	595,755	563,156	561,245	(1,911)
12/18/2013	[b]	341,360	315,506	321,586	6,080
12/18/2013	[c]	1,407,568	1,312,758	1,326,032	13,274
British Pound, Expiring:
12/18/2013	[a]	904,649	1,459,112	1,449,976	(9,136)
12/18/2013	[c]	2,171,656	3,473,660	3,480,742	7,082
12/18/2013	[d]	130,700	210,688	209,487	(1,201)
12/18/2013	[e]	446,680	705,417	715,941	10,524
Euro,
Expiring:
12/18/2013	[a]	1,078,522	1,467,362	1,464,480	(2,882)
12/18/2013	[b]	545,967	724,490	741,346	16,856
12/18/2013	[c]	2,618,497	3,523,226	3,555,547	32,321
12/18/2013	[d]	150,300	205,363	204,086	(1,277)
Japanese Yen,
Expiring:
12/18/2013	[a]	86,188,169	878,913	876,803	(2,110)
12/18/2013	[c]	263,698,782	2,677,999	2,682,641	4,642
12/18/2013	[d]	72,210,656	723,893	734,608	10,715
Sales:			Proceeds ($)
Australian Dollar,
Expiring:
12/18/2013	[a]	1,162,454	1,090,744	1,095,117	(4,373)
12/18/2013	[c]	311,474	288,571	293,431	(4,860)
British Pound,
Expiring:
12/18/2013	[a]	1,965,771	3,145,424	3,150,749	(5,325)
12/18/2013	[c]	462,053	740,395	740,581	(186)

The Fund 53

NOTES TO FINANCIAL STATEMENTS (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales (continued):
Euro,
Expiring:
12/18/2013[a]	2,170,395	2,933,484	2,947,088	(13,604)
12/18/2013[c]	773,734	1,043,735	1,050,621	(6,886)
Japanese Yen,
Expiring:
12/18/2013[a]	197,873,561	2,012,158	2,012,993	(835)
12/18/2013[c]	83,338,543	845,169	847,814	(2,645)
Gross Unrealized
Appreciation				101,494
Gross Unrealized
Depreciation				(57,231)

Counterparties:
a	Bank of America
b	Bank of Montreal
c	Citigroup
d	Credit Suisse
e	Royal Bank of Canada

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2013 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	101,494	Foreign exchange risk[2]	(57,231)
Equity risk[3]	238,768
Gross fair value of
derivatives contracts	340,262		(57,231)

Statement of Assets and Liabilities location:

1	Unrealized appreciation on forward foreign currency exchange contracts.
2	Unrealized depreciation on forward foreign currency exchange contracts.
3	Includes cumulative appreciation on financial futures as reported in the Statement of Financial
Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2013 is shown below:

	Amount of realized gain (loss) on derivatives recognized in income ($)
	Financial	Forward
Underlying risk	Futures[4]	Contracts[5]	Total
Equity	1,914,776	—	1,914,776
Foreign exchange	—	(1,140,924)	(1,140,924)
Total	1,914,776	(1,140,924)	773,852

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[6]	Contracts[7]	Total
Equity	250,977	—	250,977
Foreign exchange	—	82,989	82,989
Total	250,977	82,989	333,966

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2013:

Average Market Value ($)
Equity financial futures	5,295,088
Forward contracts	6,102,795

At October 31, 2013, the cost of investments for federal income tax purposes was $517,926,152; accordingly, accumulated net unrealized appreciation on investments was $52,317,609, consisting of $122,659,351 gross unrealized appreciation and $70,341,742 gross unrealized depreciation.

The Fund 55

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus International Stock Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus International Stock Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus International Stock Index Fund at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 27, 2013

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended October 31, 2013:

—the total amount of taxes paid to foreign countries was $1,125,547

—the total amount of income sourced from foreign countries was $15,704,211.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2013 calendar year with Form 1099-DIV which will be mailed in early 2014. For the fiscal year ended October 31, 2013, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $12,705,604 represents the maximum amount that may be considered qualified dividend income.

The Fund 57

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 141
———————
Peggy C. Davis (70)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 56
———————
David P. Feldman (73)
Board Member (1989)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 42
———————
Ehud Houminer (73)
Board Member (1996)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 66

Lynn Martin (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• President ofThe Martin Hall Group LLC, a human resources consulting firm (January 2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 42

———————
Robin A. Melvin (50)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 90

———————
Dr. Martin Peretz (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
Other Public Company Board Memberships During Past 5Years:
• Pershing Square Capital Management,Adviser (2009-present)
No. of Portfolios for which Board Member Serves: 42

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

The Fund 59

OFFICERS OF THE FUND (Unaudited)

The Fund 61

Dreyfus

S&P 500

Index Fund

ANNUAL REPORT October 31, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
25	Statement of Financial Futures
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
29	Financial Highlights
30	Notes to Financial Statements
42	Report of Independent Registered Public Accounting Firm
43	Important Tax Information
44	Board Members Information
46	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus

S&P 500 Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus S&P 500 Index Fund, covering the 12-month period from November 1, 2012, through October 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although expectations of higher long-term interest rates and a more moderately stimulative monetary policy sparked volatility in the U.S stock market at times during the reporting period, improved U.S. economic conditions drove stock prices substantially higher for the reporting period overall. Even the 16-day U.S. government shutdown in October failed to derail the market’s advance, enabling some broad measures of stock market performance to reach new record highs by the end of the month. Stocks across most capitalization ranges and investment styles produced strong results.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in many developed countries due to past and continuing monetary ease, while emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through October 31, 2013, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2013, Dreyfus S&P 500 Index Fund produced a total return of 26.56%.1 In comparison, the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 27.16% for the same period.2,3

U.S. stocks responded positively during the reporting period to recovering global and domestic economies.The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weightings. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 500 Index.

Recovering U.S. and Global Economies Fueled Market Gains

The reporting period began soon after the start of a sustained stock market rally driven by improved U.S. employment and housing markets. Investors were particularly encouraged by a new round of quantitative easing from the Federal Reserve Board (the “Fed”) involving massive monthly purchases of U.S. government securities. Improving conditions in overseas markets also contributed to greater optimism as investors responded positively to the potential for improved earnings among U.S.-based multinationals and more robust export activity to overseas markets.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic data continued to improve, and stocks generally continued to rally, through the spring of 2013. However, in late May, relatively hawkish remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would back away from their quantitative easing program sooner than many analysts had expected, sparking volatility that erased some of the market’s previous gains.The S&P 500 Index generally stabilized over the summer, and stocks advanced strongly in September when the Fed refrained from tapering its bond purchasing program. Even a 16-day federal government shutdown in October failed to derail the rally, enabling the S&P 500 Index to reach record highs by the reporting period’s end.

The Financials Sector Led the Market’s Advance

All of the economic sectors represented in the S&P 500 Index produced double-digit gains over the reporting period, reflecting broad-based support for U.S. equities. The financials sector led the market rally as large, diversified financial institutions rebounded from previously depressed levels in the wake of the 2007–2009 U.S. financial crisis. Big banks particularly benefited from widening net interest margins and greater mortgage refinancing activity as the U.S. economic recovery gained traction and long-term interest rates moved higher. In the insurance industry, financial results were bolstered by higher premiums at a time when relatively few domestic natural disasters kept claims low. Capital markets-oriented companies advanced along with the financial markets. However, large cap real estate investment trusts lagged sector averages by a wide margin when investors turned away from income-oriented stocks and toward their more growth-oriented counterparts.

In the consumer discretionary sector, media companies advanced strongly amid more robust spending by consumers on activities such as movies and visits to theme parks. Specialty retailers also gained value, including home improvement chains benefiting from recovering housing markets. Internet retailers exhibited strong earnings growth over the reporting period, with some Internet-related stocks doubling and tripling in value. Finally, in the industrials sector, aerospace and defense companies posted strong gains despite the potentially negative implications of reduced government spending stemming from protracted budget disagreements in Congress.

4

The fund received less favorable contributions from the materials sector, where metals-and-mining companies struggled with lower commodity prices due to waning demand for construction materials in the emerging markets. In addition, coal producers in the energy sector were hurt by intensifying competition from lower cost natural gas.

Replicating the Performance of the S&P 500 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that recent evidence of sustained domestic and global growth has the potential to fuel further gains in U.S. equity markets.As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

November 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500” and “S&P 500®” are registered trademarks of
Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 10/31/13
	1	Year	5 Years	10 Years
Fund	26.56%		14.67%	6.98%
Standard & Poor’s 500
Composite Stock Price Index	27.16%		15.16%	7.45%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus S&P 500 Index Fund on 10/31/03 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from May 1, 2013 to October 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2013

Expenses paid per $1,000†	$2.66
Ending value (after expenses)	$1,108.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2013

Expenses paid per $1,000†	$2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

October 31, 2013

Common Stocks—99.4%	Shares		Value ($)
Automobiles & Components—1.1%
BorgWarner	19,930		2,055,381
Delphi Automotive	49,333		2,821,848
Ford Motor	688,460		11,779,551
General Motors	163,941	[a]	6,057,620
Goodyear Tire & Rubber	43,150		905,287
Harley-Davidson	38,501		2,465,604
Johnson Controls	121,027		5,585,396
			31,670,687
Banks—2.8%
BB&T	123,747		4,203,686
Comerica	33,381		1,445,397
Fifth Third Bancorp	157,110		2,989,803
Hudson City Bancorp	87,836		788,767
Huntington Bancshares	151,668		1,334,678
KeyCorp	158,395		1,984,689
M&T Bank	23,072		2,596,292
People’s United Financial	59,919		864,631
PNC Financial Services Group	93,887		6,903,511
Regions Financial	248,633		2,394,336
SunTrust Banks	95,122		3,199,904
U.S. Bancorp	323,680		12,092,685
Wells Fargo & Co.	846,286		36,127,949
Zions Bancorporation	33,419		948,097
			77,874,425
Capital Goods—8.1%
3M	114,302		14,384,907
AMETEK	42,934		2,053,533
Boeing	121,368		15,838,524
Caterpillar	111,899		9,327,901
Cummins	30,235		3,840,450
Danaher	104,321		7,520,501
Deere & Co.	66,646		5,454,309
Dover	29,488		2,706,704
Eaton	82,524		5,822,893
Emerson Electric	125,622		8,412,905
Fastenal	47,507	[b]	2,365,849

8

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Flowserve	24,375		1,693,331
Fluor	28,452		2,111,707
General Dynamics	58,727		5,087,520
General Electric	1,784,005		46,633,891
Honeywell International	138,113		11,978,540
Illinois Tool Works	72,900		5,743,791
Ingersoll-Rand	46,900		3,167,157
Jacobs Engineering Group	22,340	[a]	1,358,719
Joy Global	18,859	[b]	1,070,248
L-3 Communications Holdings	16,154		1,622,669
Lockheed Martin	46,962		6,261,913
Masco	61,285		1,294,952
Northrop Grumman	40,889		4,395,976
PACCAR	62,463		3,472,943
Pall	19,090		1,537,127
Parker Hannifin	25,965		3,030,635
Pentair	34,313		2,302,059
Precision Castparts	25,553		6,476,408
Quanta Services	37,851	[a]	1,143,479
Raytheon	56,962		4,691,960
Rockwell Automation	23,946		2,643,878
Rockwell Collins	23,815		1,663,001
Roper Industries	17,614		2,233,631
Snap-on	10,081		1,049,130
Stanley Black & Decker	28,133		2,225,039
Textron	48,699		1,402,044
United Technologies	147,643		15,687,069
W.W. Grainger	10,979		2,953,022
Xylem	33,763		1,164,823
			223,825,138
Commercial & Professional Services—.7%
ADT	35,540	[b]	1,541,370
Cintas	17,248		927,425
Dun & Bradstreet	6,424		698,867
Equifax	20,748		1,341,773
Iron Mountain	30,330		804,958

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Commercial & Professional
Services (continued)
Nielsen Holdings	37,109		1,463,579
Pitney Bowes	37,470	[b]	799,610
Republic Services	48,258		1,615,195
Robert Half International	24,946		961,169
Stericycle	14,882	[a]	1,729,288
Tyco International	80,800		2,953,240
Waste Management	76,952		3,350,490
			18,186,964
Consumer Durables & Apparel—1.2%
Coach	49,351		2,501,109
D.R. Horton	48,521		919,473
Fossil Group	8,635	[a]	1,096,127
Garmin	19,839	[b]	927,473
Harman International Industries	11,678		946,152
Hasbro	19,752	[b]	1,020,191
Leggett & Platt	25,041		744,719
Lennar, Cl. A	29,000		1,030,950
Mattel	60,133		2,668,101
Newell Rubbermaid	51,414		1,523,397
NIKE, Cl. B	130,597		9,894,029
PulteGroup	60,015		1,059,265
PVH	13,933		1,735,634
Ralph Lauren	10,735		1,778,145
VF	15,513		3,335,295
Whirlpool	14,030		2,048,520
			33,228,580
Consumer Services—1.8%
Carnival	75,553		2,617,911
Chipotle Mexican Grill	5,387	[a]	2,838,787
Darden Restaurants	23,707		1,221,622
H&R Block	48,006		1,365,291
International Game Technology	44,710		840,548
Marriott International, Cl. A	40,417		1,821,998
McDonald’s	174,871		16,878,549
Starbucks	132,187		10,713,756

10

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Starwood Hotels & Resorts Worldwide	34,602	[c]	2,547,399
Wyndham Worldwide	23,021		1,528,594
Wynn Resorts	13,838		2,300,567
Yum! Brands	77,691		5,253,465
			49,928,487
Diversified Financials—8.2%
American Express	163,300		13,357,940
Ameriprise Financial	34,606		3,479,287
Bank of America	1,880,878		26,257,057
Bank of New York Mellon	202,050		6,425,190
Berkshire Hathaway, Cl. B	315,257	[a]	36,279,776
BlackRock	22,255		6,694,527
Capital One Financial	103,073		7,078,023
Charles Schwab	205,233		4,648,527
Citigroup	532,410		25,970,960
CME Group	55,780		4,139,434
Discover Financial Services	84,813		4,400,098
E*TRADE Financial	42,286	[a]	715,056
Franklin Resources	71,181		3,833,809
Goldman Sachs Group	73,504		11,823,853
IntercontinentalExchange	12,790	[a]	2,465,017
Invesco	78,462		2,648,093
JPMorgan Chase & Co.	659,264		33,978,467
Legg Mason	19,474		749,165
Leucadia National	52,336		1,483,202
McGraw-Hill Financial	47,654		3,320,531
Moody’s	34,693		2,451,407
Morgan Stanley	245,067		7,040,775
NASDAQ OMX Group	19,811		701,904
Northern Trust	38,540		2,174,427
NYSE Euronext	43,808		1,928,428
SLM	74,903		1,900,289
State Street	77,600		5,437,432
T. Rowe Price Group	46,303		3,584,315
			224,966,989

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Energy—10.5%
Anadarko Petroleum	87,723		8,359,125
Apache	70,345		6,246,636
Baker Hughes	77,748		4,516,381
Cabot Oil & Gas	73,970		2,612,620
Cameron International	43,473	[a]	2,384,929
Chesapeake Energy	87,315		2,441,327
Chevron	338,442		40,599,502
ConocoPhillips	213,879		15,677,331
CONSOL Energy	40,833		1,490,405
Denbury Resources	67,122	[a]	1,274,647
Devon Energy	67,754		4,283,408
Diamond Offshore Drilling	12,503		774,311
Ensco, Cl. A	40,955		2,361,056
EOG Resources	47,535		8,480,244
EQT	26,271		2,249,060
Exxon Mobil	771,337		69,127,222
FMC Technologies	41,942	[a]	2,120,168
Halliburton	147,449		7,819,220
Helmerich & Payne	19,077		1,479,421
Hess	51,236		4,160,363
Kinder Morgan	119,486		4,219,051
Marathon Oil	124,828		4,401,435
Marathon Petroleum	55,624		3,986,016
Murphy Oil	30,154		1,818,889
Nabors Industries	46,161		806,894
National Oilwell Varco	75,603		6,137,452
Newfield Exploration	23,525	[a]	716,336
Noble	45,097		1,700,157
Noble Energy	62,386		4,674,583
Occidental Petroleum	140,864		13,534,213
Peabody Energy	48,931		953,176
Phillips 66	107,319		6,914,563
Pioneer Natural Resources	24,222		4,960,181
QEP Resources	32,621		1,078,450
Range Resources	28,835		2,183,098
Rowan, Cl. A	22,488	[a]	811,367

12

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Schlumberger	231,565		21,702,272
Southwestern Energy	62,547	[a]	2,327,999
Spectra Energy	117,779		4,189,399
Tesoro	22,791		1,114,252
Transocean	58,859		2,770,493
Valero Energy	93,909		3,866,234
Williams	118,711		4,239,170
WPX Energy	35,479	[a]	785,505
			288,348,561
Food & Staples Retailing—2.4%
Costco Wholesale	76,227		8,994,786
CVS Caremark	216,201		13,460,674
Kroger	90,682		3,884,817
Safeway	41,753		1,457,180
Sysco	103,774		3,356,051
Wal-Mart Stores	284,878		21,864,386
Walgreen	151,712		8,987,419
Whole Foods Market	66,094		4,172,514
			66,177,827
Food, Beverage & Tobacco—5.5%
Altria Group	352,776		13,133,850
Archer-Daniels-Midland	116,265		4,755,239
Beam	29,044		1,954,661
Brown-Forman, Cl. B	28,832		2,104,159
Campbell Soup	31,488		1,340,444
Coca-Cola	667,458		26,411,313
Coca-Cola Enterprises	43,196		1,802,569
ConAgra Foods	73,325		2,332,468
Constellation Brands, Cl. A	29,427	[a]	1,921,583
Dr. Pepper Snapple Group	35,584		1,684,902
General Mills	112,648		5,679,712
Hershey	26,365		2,616,463
Hormel Foods	22,888		994,712
J.M. Smucker	18,779		2,088,413
Kellogg	44,935		2,842,139
Kraft Foods Group	104,852		5,701,852

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Lorillard	65,356		3,333,810
McCormick & Co.	23,885		1,651,648
Mead Johnson Nutrition	35,637		2,910,117
Molson Coors Brewing, Cl. B	27,760		1,499,040
Mondelez International, Cl. A	310,975		10,461,199
Monster Beverage	24,802	[a]	1,419,418
PepsiCo	269,921		22,697,657
Philip Morris International	283,346		25,251,796
Reynolds American	56,564		2,905,693
Tyson Foods, Cl. A	49,245		1,362,609
			150,857,466
Health Care Equipment & Services—4.2%
Abbott Laboratories	273,325		9,990,029
Aetna	65,220		4,089,294
AmerisourceBergen	39,860		2,604,054
Baxter International	95,335		6,279,716
Becton Dickinson & Co.	34,191		3,594,500
Boston Scientific	234,573	[a]	2,742,158
C.R. Bard	13,683		1,863,898
Cardinal Health	59,365		3,482,351
CareFusion	37,094	[a]	1,438,134
Cerner	52,544	[a]	2,944,040
Cigna	49,546		3,814,051
Covidien	80,012		5,129,569
DaVita HealthCare Partners	31,313	[a]	1,760,104
DENTSPLY International	24,840		1,169,964
Edwards Lifesciences	20,371	[a]	1,327,985
Express Scripts Holding	143,182	[a]	8,951,739
Humana	27,772		2,559,190
Intuitive Surgical	7,070	[a]	2,626,505
Laboratory Corp. of America Holdings	15,623	[a]	1,576,361
McKesson	40,118		6,272,048
Medtronic	175,430		10,069,682
Patterson	15,412		655,164
Quest Diagnostics	26,987		1,616,791
St. Jude Medical	50,870		2,919,429

14

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Stryker	51,099		3,774,172
Tenet Healthcare	19,011	[a]	897,129
UnitedHealth Group	178,956		12,215,537
Varian Medical Systems	18,628	[a]	1,352,020
WellPoint	52,413		4,444,622
Zimmer Holdings	30,386		2,657,863
			114,818,099
Household & Personal Products—2.3%
Avon Products	77,007		1,347,623
Clorox	23,250		2,096,918
Colgate-Palmolive	153,865		9,959,681
Estee Lauder, Cl. A	45,374		3,219,739
Kimberly-Clark	67,282		7,266,456
Procter & Gamble	479,701		38,735,856
			62,626,273
Insurance—3.0%
ACE	60,100		5,735,944
Aflac	80,915		5,257,857
Allstate	81,224		4,309,745
American International Group	259,860		13,421,769
Aon	53,383		4,222,061
Assurant	14,133		826,498
Chubb	44,362		4,084,853
Cincinnati Financial	26,035		1,301,750
Genworth Financial, Cl. A	83,117	[a]	1,207,690
Hartford Financial Services Group	78,341		2,640,092
Lincoln National	46,850		2,127,459
Loews	54,392		2,627,678
Marsh & McLennan	96,269		4,409,120
MetLife	195,515		9,249,815
Principal Financial Group	48,175		2,286,385
Progressive	98,789		2,565,550
Prudential Financial	81,030		6,595,032
Torchmark	15,514		1,130,350
Travelers	65,562		5,658,001
Unum Group	46,363		1,471,562

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
XL Group	51,483		1,573,835
			82,703,046
Materials—3.5%
Air Products & Chemicals	37,229		4,058,333
Airgas	11,990		1,307,749
Alcoa	192,245		1,782,111
Allegheny Technologies	18,808		622,545
Avery Dennison	17,132		807,260
Ball	24,565		1,200,983
Bemis	17,582		701,522
CF Industries Holdings	9,979		2,151,472
Cliffs Natural Resources	26,122	[b]	670,813
Dow Chemical	211,178		8,335,196
E.I. du Pont de Nemours & Co.	162,427		9,940,532
Eastman Chemical	26,907		2,120,003
Ecolab	47,543		5,039,558
FMC	23,716		1,725,576
Freeport-McMoRan Copper & Gold	183,601		6,749,173
International Flavors & Fragrances	14,164		1,170,655
International Paper	77,314		3,448,978
LyondellBasell Industries, Cl. A	78,023		5,820,516
MeadWestvaco	30,975		1,079,479
Monsanto	93,100		9,764,328
Mosaic	60,370		2,767,965
Newmont Mining	87,851		2,394,818
Nucor	54,989		2,846,781
Owens-Illinois	30,119	[a]	957,483
PPG Industries	25,046		4,572,899
Praxair	51,782		6,457,733
Sealed Air	34,582		1,043,685
Sherwin-Williams	15,328		2,881,664
Sigma-Aldrich	21,630		1,869,481
United States Steel	26,106	[b]	649,778
Vulcan Materials	23,664		1,267,207
			96,206,276

16

Common Stocks (continued)	Shares		Value ($)
Media—3.7%
Cablevision Systems (NY Group), Cl. A	40,411		628,391
CBS, Cl. B	98,729		5,838,833
Comcast, Cl. A	457,732		21,778,889
DIRECTV	88,866	[a]	5,553,236
Discovery Communications, Cl. A	41,024	[a]	3,647,854
Gannett	40,778		1,128,327
Interpublic Group of Cos	70,523		1,184,786
News Corp., Cl. A	88,680	[a]	1,560,768
Omnicom Group	44,949		3,061,476
Scripps Networks Interactive, Cl. A	19,387		1,560,653
Time Warner	161,859		11,126,188
Time Warner Cable	49,758		5,978,424
Twenty-First Century Fox, Cl. A	349,518		11,911,573
Viacom, Cl. B	75,629		6,299,139
Walt Disney	290,702		19,939,250
Washington Post, Cl. B	721		463,834
			101,661,621
Pharmaceuticals, Biotech &
Life Sciences—8.8%
AbbVie	277,114		13,426,173
Actavis	30,560	[a]	4,723,965
Agilent Technologies	57,834		2,935,654
Alexion Pharmaceuticals	34,152	[a]	4,198,988
Allergan	51,609		4,676,291
Amgen	131,744		15,282,304
Biogen Idec	41,511	[a]	10,136,571
Bristol-Myers Squibb	287,820		15,116,306
Celgene	72,363	[a]	10,745,182
Eli Lilly & Co.	174,348		8,686,017
Forest Laboratories	40,896	[a]	1,923,339
Gilead Sciences	267,758	[a]	19,008,140
Hospira	29,933	[a]	1,212,885
Johnson & Johnson	493,675		45,719,242
Life Technologies	30,145	[a]	2,270,220
Merck & Co.	512,293		23,099,291

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Mylan	67,858	[a]	2,569,782
PerkinElmer	20,343		773,848
Perrigo	16,699		2,302,625
Pfizer	1,159,451		35,571,957
Regeneron Pharmaceuticals	13,571	[a]	3,903,020
Thermo Fisher Scientific	63,220		6,181,652
Vertex Pharmaceuticals	40,928	[a]	2,919,804
Waters	15,374	[a]	1,551,544
Zoetis	88,758		2,810,078
			241,744,878
Real Estate—2.0%
American Tower	68,729	[c]	5,453,646
Apartment Investment & Management, Cl. A	26,808	[c]	750,088
AvalonBay Communities	21,504	[c]	2,689,075
Boston Properties	26,639	[c]	2,757,137
CBRE Group, Cl. A	49,281	[a]	1,144,798
Equity Residential	59,485	[c]	3,114,635
HCP	81,083	[c]	3,364,945
Health Care	49,680	[c]	3,221,748
Host Hotels & Resorts	133,127	[c]	2,469,506
Kimco Realty	73,713	[c]	1,583,355
Macerich	24,295	[c]	1,438,507
Plum Creek Timber	28,023	[c]	1,272,244
Prologis	88,122	[c]	3,520,474
Public Storage	25,509	[c]	4,259,238
Simon Property Group	54,561	[c]	8,432,403
Ventas	51,526	[c]	3,361,556
Vornado Realty Trust	29,837	[c]	2,657,283
Weyerhaeuser	103,639	[c]	3,150,626
			54,641,264
Retailing—4.5%
Abercrombie & Fitch, Cl. A	14,039		526,182
Amazon.com	64,764	[a]	23,576,039
AutoNation	11,377	[a]	548,713
AutoZone	6,335	[a]	2,753,761

18

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Bed Bath & Beyond	38,065	[a]	2,943,186
Best Buy	45,619		1,952,493
CarMax	40,103	[a]	1,884,440
Dollar General	52,042	[a]	3,006,987
Dollar Tree	39,617	[a]	2,313,633
Expedia	19,054		1,121,900
Family Dollar Stores	16,391		1,129,012
GameStop, Cl. A	21,251		1,164,980
Gap	49,014		1,813,028
Genuine Parts	27,282		2,150,640
Home Depot	250,649		19,523,051
J.C. Penney	33,996	[a,b]	254,970
Kohl’s	36,281		2,060,761
L Brands	42,890		2,685,343
Lowe’s	183,597		9,139,459
Macy’s	65,746		3,031,548
Netflix	10,456	[a]	3,371,851
Nordstrom	25,627		1,549,665
O’Reilly Automotive	18,935	[a]	2,344,342
PetSmart	18,442		1,341,840
priceline.com	9,058	[a]	9,545,592
Ross Stores	37,454		2,897,067
Staples	114,694	[b]	1,848,867
Target	110,048		7,130,010
The TJX Companies	125,681		7,640,148
Tiffany & Co.	19,557		1,548,328
TripAdvisor	19,513	[a]	1,613,920
Urban Outfitters	19,231	[a]	728,470
			125,140,226
Semiconductors & Semiconductor
Equipment—2.0%
Altera	54,958		1,846,589
Analog Devices	54,685		2,695,971
Applied Materials	211,234		3,770,527
Broadcom, Cl. A	97,634		2,608,780
First Solar	10,675	[a,b]	536,632

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Intel	871,841		21,299,076
KLA-Tencor	29,810		1,955,536
Lam Research	29,623	[a]	1,606,455
Linear Technology	40,484		1,665,512
LSI	100,482		852,087
Microchip Technology	33,824	[b]	1,453,079
Micron Technology	182,598	[a]	3,228,333
NVIDIA	103,156	[b]	1,565,908
Teradyne	35,007	[a,b]	612,272
Texas Instruments	192,105		8,083,778
Xilinx	46,090		2,093,408
			55,873,943
Software & Services—9.3%
Accenture, Cl. A	113,387		8,333,945
Adobe Systems	81,146	[a]	4,398,113
Akamai Technologies	30,772	[a]	1,376,739
Autodesk	38,698	[a]	1,544,437
Automatic Data Processing	84,116		6,306,177
CA	56,982		1,809,748
Citrix Systems	32,379	[a]	1,838,480
Cognizant Technology Solutions, Cl. A	52,834	[a]	4,592,860
Computer Sciences	26,846		1,322,434
eBay	203,583	[a]	10,730,860
Electronic Arts	54,599	[a]	1,433,224
Fidelity National Information Services	52,142		2,541,923
Fiserv	22,421	[a]	2,348,151
Google, Cl. A	49,005	[a]	50,503,573
International Business Machines	180,338		32,318,373
Intuit	52,697		3,763,093
MasterCard, Cl. A	18,258		13,092,812
Microsoft	1,327,962		46,943,457
Oracle	624,037		20,905,239
Paychex	56,075	[b]	2,369,730
Red Hat	32,818	[a]	1,420,035
salesforce.com	96,292	[a]	5,138,141

20

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Symantec	121,375		2,760,068
Teradata	28,299	[a]	1,247,137
Total System Services	28,103		838,312
VeriSign	24,007	[a]	1,303,100
Visa, Cl. A	90,305		17,760,284
Western Union	95,917		1,632,507
Yahoo!	166,553	[a]	5,484,590
			256,057,542
Technology Hardware &
Equipment—6.3%
Amphenol, Cl. A	27,399		2,199,866
Apple	159,215		83,165,955
Cisco Systems	938,428		21,114,630
Corning	259,674		4,437,829
EMC	366,008		8,809,813
F5 Networks	13,854	[a]	1,129,240
FLIR Systems	25,374		722,652
Harris	19,507		1,208,654
Hewlett-Packard	337,721		8,230,261
Jabil Circuit	32,358		674,988
JDS Uniphase	40,459	[a]	529,608
Juniper Networks	88,073	[a]	1,641,681
Molex	23,506		907,332
Motorola Solutions	42,082		2,630,967
NetApp	60,429		2,345,249
QUALCOMM	300,203		20,855,102
SanDisk	41,490		2,883,555
Seagate Technology	54,136		2,635,340
TE Connectivity	71,800		3,696,982
Western Digital	36,364		2,532,025
Xerox	205,876		2,046,407
			174,398,136
Telecommunication Services—2.5%
AT&T	930,082		33,668,968
CenturyLink	106,702		3,612,930
Crown Castle International	57,706	[a]	4,386,810

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Telecommunication Services (continued)
Frontier Communications	184,604	[b]	814,104
Verizon Communications	500,926		25,301,772
Windstream Holdings	106,795	[b]	913,097
			68,697,681
Transportation—1.9%
C.H. Robinson Worldwide	27,677		1,653,424
CSX	180,347		4,699,843
Delta Air Lines	149,923		3,954,969
Expeditors International of Washington	35,804		1,621,563
FedEx	51,758		6,780,298
Kansas City Southern	19,473		2,366,359
Norfolk Southern	55,156		4,744,519
Ryder System	9,785		644,147
Southwest Airlines	125,480		2,160,766
Union Pacific	81,644		12,360,902
United Parcel Service, Cl. B	127,139		12,490,135
			53,476,925
Utilities—3.1%
AES	108,632		1,530,625
AGL Resources	21,260		1,017,504
Ameren	41,415		1,498,395
American Electric Power	85,842		4,020,839
CenterPoint Energy	76,447		1,880,596
CMS Energy	45,572		1,251,407
Consolidated Edison	51,773		3,014,224
Dominion Resources	101,352		6,461,190
DTE Energy	30,234		2,090,379
Duke Energy	124,174		8,907,001
Edison International	56,928		2,791,180
Entergy	31,245		2,022,176
Exelon	151,261		4,316,989
FirstEnergy	73,944		2,800,259
Integrys Energy Group	13,486		791,358

22

Common Stocks (continued)	Shares		Value ($)
Utilities (continued)
NextEra Energy	74,959		6,352,775
NiSource	55,163		1,738,738
Northeast Utilities	55,335		2,373,318
NRG Energy	58,519		1,669,547
ONEOK	36,024		2,035,356
Pepco Holdings	42,315		815,833
PG&E	78,384		3,280,370
Pinnacle West Capital	20,017		1,121,553
PPL	112,079		3,432,980
Public Service Enterprise Group	89,128		2,985,788
SCANA	24,197		1,128,306
Sempra Energy	39,726		3,620,628
Southern	152,952		6,257,266
TECO Energy	37,265		639,840
Wisconsin Energy	38,946		1,640,016
Xcel Energy	86,034		2,482,941
			85,969,377
Total Common Stocks
(cost $1,223,984,353)			2,739,080,411
	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 3/13/14	795,000	[d]	794,839
0.06%, 12/5/13	400,000	[d]	399,988
Total Short-Term Investments
(cost $1,194,871)			1,194,827

Other Investment—.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus
Institutional Preferred
Plus Money Market Fund
(cost $16,179,554)	16,179,554	[e]	16,179,554

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $9,096,284)	9,096,284 [e]	9,096,284
Total Investments (cost $1,250,455,062)	100.4%	2,765,551,076
Liabilities, Less Cash and Receivables	(.4%)	(10,150,720)
Net Assets	100.0%	2,755,400,356

a Non-income producing security.
b Security, or portion thereof, on loan.At October 31, 2013, the value of the fund’s securities on loan was
$14,466,025 and the value of the collateral held by the fund was $14,807,451, consisting of cash collateral of
$9,096,284 and U.S. Government & Agency securities valued at $5,711,167.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Energy	10.5	Banks	2.8
Software & Services	9.3	Telecommunication Services	2.5
Pharmaceuticals,		Food & Staples Retailing	2.4
Biotech & Life Sciences	8.8	Household & Personal Products	2.3
Diversified Financials	8.2	Real Estate	2.0
Capital Goods	8.1	Semiconductors &
Technology Hardware & Equipment	6.3	Semiconductor Equipment	2.0
Food, Beverage & Tobacco	5.5	Transportation	1.9
Retailing	4.5	Consumer Services	1.8
Health Care Equipment & Services	4.2	Consumer Durables & Apparel	1.2
Media	3.7	Automobiles & Components	1.1
Materials	3.5	Short-Term/Money Market Investments	1.0
Utilities	3.1	Commercial & Professional Services	.7
Insurance	3.0		100.4

† Based on net assets.
See notes to financial statements.

24

STATEMENT OF FINANCIAL FUTURES

October 31, 2013

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2013	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	222	19,436,100	December 2013	221,294

See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2013

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $14,466,025)—Notes 1(b):
Unaffiliated issuers	1,225,179,224	2,740,275,238
Affiliated issuers	25,275,838	25,275,838
Cash		2,301,771
Dividends and securities lending income receivable		2,831,571
Receivable for shares of Common Stock subscribed		119,566
Other assets		15,802
		2,770,819,786
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,127,993
Liability for securities on loan—Note 1(b)		9,096,284
Payable for shares of Common Stock redeemed		5,083,064
Payable for futures variation margin—Note 4		108,089
Accrued expenses		4,000
		15,419,430
Net Assets ($)		2,755,400,356
Composition of Net Assets ($):
Paid-in capital		1,203,650,124
Accumulated undistributed investment income—net		33,551,676
Accumulated net realized gain (loss) on investments		2,881,248
Accumulated net unrealized appreciation (depreciation)
on investments (including $221,294 net unrealized
appreciation on financial futures)		1,515,317,308
Net Assets ($)		2,755,400,356
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		57,471,474
Net Asset Value, offering and redemption price per share ($)		47.94

See notes to financial statements.

26

STATEMENT OF OPERATIONS

Year Ended October 31, 2013

Investment Income ($):
Income:
Cash dividends (net of $36,239 foreign taxes withheld at source):
Unaffiliated issuers	56,877,028
Affiliated issuers	23,973
Income from securities lending—Note 1(b)	130,611
Interest	593
Total Income	57,032,205
Expenses:
Management fee—Note 3(a)	6,346,420
Shareholder servicing costs—Note 3(b)	6,346,420
Directors’ fees —Note 3(a,c)	233,960
Loan commitment fees—Note 2	23,293
Interest expense—Note 2	539
Total Expenses	12,950,632
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(233,960)
Net Expenses	12,716,672
Investment Income—Net	44,315,533
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	48,037,920
Net realized gain (loss) on financial futures	6,094,929
Net Realized Gain (Loss)	54,132,849
Net unrealized appreciation (depreciation) on investments	496,980,799
Net unrealized appreciation (depreciation) on financial futures	601,285
Net Unrealized Appreciation (Depreciation)	497,582,084
Net Realized and Unrealized Gain (Loss) on Investments	551,714,933
Net Increase in Net Assets Resulting from Operations	596,030,466

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2013	2012
Operations ($):
Investment income—net	44,315,533	39,361,595
Net realized gain (loss) on investments	54,132,849	34,144,991
Net unrealized appreciation
(depreciation) on investments	497,582,084	247,671,231
Net Increase (Decrease) in Net Assets
Resulting from Operations	596,030,466	315,177,817
Dividends to Shareholders from ($):
Investment income—net	(41,840,455)	(35,011,268)
Net realized gain on investments	(32,223,101)	(13,904,370)
Total Dividends	(74,063,556)	(48,915,638)
Capital Stock Transactions ($):
Net proceeds from shares sold	622,424,752	489,324,679
Dividends reinvested	72,174,741	47,707,705
Cost of shares redeemed	(788,067,025)	(706,917,641)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(93,467,532)	(169,885,257)
Total Increase (Decrease) in Net Assets	428,499,378	96,376,922
Net Assets ($):
Beginning of Period	2,326,900,978	2,230,524,056
End of Period	2,755,400,356	2,326,900,978
Undistributed investment income—net	33,551,676	31,416,211
Capital Share Transactions (Shares):
Shares sold	14,520,000	13,183,860
Shares issued for dividends reinvested	1,889,752	1,396,382
Shares redeemed	(18,408,216)	(19,030,487)
Net Increase (Decrease) in Shares Outstanding	(1,998,464)	(4,450,245)

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	39.13	34.90	33.62	29.45	27.66
Investment Operations:
Investment income—net[a]	.75	.63	.55	.49	.53
Net realized and unrealized
gain (loss) on investments	9.32	4.38	2.00	4.19	1.93
Total from Investment Operations	10.07	5.01	2.55	4.68	2.46
Distributions:
Dividends from
investment income—net	(.71)	(.56)	(.51)	(.51)	(.67)
Dividends from net realized
gain on investments	(.55)	(.22)	(.76)	—	—
Total Distributions	(1.26)	(.78)	(1.27)	(.51)	(.67)
Net asset value, end of period	47.94	39.13	34.90	33.62	29.45
Total Return (%)	26.56	14.67	7.61	16.02	9.42
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	1.75	1.71	1.55	1.55	2.06
Portfolio Turnover Rate	2.92	3.20	3.38	5.45	4.36
Net Assets, end of period
($ x 1,000)	2,755,400	2,326,901	2,230,524	2,327,872	2,238,885

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s 500® Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

30

measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are

32

either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	2,736,719,355	—	—	2,736,719,355
Equity Securities—
Foreign
Common Stocks†	2,361,056	—	—	2,361,056
Mutual Funds	25,275,838	—	—	25,275,838
U.S. Treasury	—	1,194,827	—	1,194,827
Other Financial
Instruments:
Financial Futures††	221,294	—	—	221,294

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At October 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended October 31, 2013, The Bank of New York Mellon earned $39,959 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2012	($)	Purchases ($)	Sales ($)	10/31/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	12,331,059		255,776,081	251,927,586	16,179,554.6

34

Affiliated
Investment	Value			Value	Net
Company	10/31/2012($)	Purchases ($)	Sales ($)	10/31/2013($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	14,944,677	130,501,332	136,349,725	9,096,284.3
Total	27,275,736	386,277,413	388,277,311	25,275,838.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $36,540,330, undistributed capital gains $54,403,086 and unrealized appreciation $1,460,806,816.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2013 and October 31, 2012 were as follows: ordinary income $44,234,704 and $38,184,950, and long-term capital gains $29,828,852 and $10,730,688, respectively.

During the period ended October 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts, the fund decreased accumulated undistributed investment income-net by $339,613 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(f) Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to enforceable master netting arrangements (“MNA”) or similar agreements. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

36

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2013 was approximately $48,200 with a related weighted average annualized interest rate of 1.12%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended October 31, 2013, fees reimbursed by the Manager amounted to $233,960.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2013, the fund was charged $6,346,420 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $574,179 and Shareholder Services Plan fees $574,179, which are offset against an expense reimbursement currently in effect in the amount of $20,365.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2013, amounted to $72,785,197 and $191,088,741, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is

38

subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at October 31, 2013 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2013:

Average Market Value ($)
Equity financial futures	31,652,978

At October 31, 2013, the cost of investments for federal income tax purposes was $1,304,744,260; accordingly, accumulated net unrealized appreciation on investments was $1,460,806,816, consisting of $1,567,931,409 gross unrealized appreciation and $107,124,593 gross unrealized depreciation.

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”).The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share.The LBO was closed in a two-step transaction with shares being repurchased by Tribune in a tender offer in June 2007 (“Step One”) and in a go-private merger in December 2007 (“Step Two”). In 2008, approximately one year after the LBO was concluded,Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims.These cases have been consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to theTribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del.Adv. Pro. No. 10-54010 (KJC)).The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange.There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case.The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim previously alleged against the Shareholder Defendants.

40

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in theTribune MDL, including all cases with Deutsche BankTrust Company Americas or William A. Niese as the lead plaintiff.The fund was a defendant in at least one of the dismissed cases.The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. Briefing on the appeal and cross appeal is scheduled for completion in April 2014.

On November 11, 2013, Judge Sullivan entered Master Case Order No. 4 in the Tribune MDL. Master Case Order No. 4 addressed numerous procedural and administrative tasks for the cases that remain in the Tribune MDL, including the FitzSimons case. Under Master Case Order No. 4, the parties – through their executive committees and liaison counsel – are to attempt to negotiate a protocol for motions to dismiss and other procedural issues in December 2013 and January 2014. No answers to the Fifth Amended Complaint in the FitzSimons case may be filed at this time, and no briefing schedule for any further motions has been set.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

The Fund 41

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus S&P 500 Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus S&P 500 Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus S&P 500 Index Fund at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 27, 2013

42

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended October 31, 2013 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2013, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $44,234,704 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2014 of the percentage applicable to the preparation of their 2013 income tax returns.Also, the fund hereby designates $.5073 per share as a long-term capital gain distribution and $.0408 per share as a short-term capital gain distribution paid on December 27, 2012 and the fund also reports $.0010 per share as a long-term capital gain distribution paid on March 19, 2013.

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 141
———————
Peggy C. Davis (70)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 56
———————
David P. Feldman (73)
Board Member (1989)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 42
———————
Ehud Houminer (73)
Board Member (1996)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 66

44

Lynn Martin (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• President ofThe Martin Hall Group LLC, a human resources consulting firm ( January 2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 42

———————
Robin A. Melvin (50)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organi-
zations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 90

———————
Dr. Martin Peretz (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
Other Public Company Board Memberships During Past 5Years:
• Pershing Square Capital Management,Adviser (2009-present)
No. of Portfolios for which Board Member Serves: 42

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

The Fund 45

OFFICERS OF THE FUND (Unaudited)

46

The Fund 47

NOTES

Dreyfus
Smallcap
Stock Index Fund

ANNUAL REPORT October 31, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
28	Statement of Financial Futures
29	Statement of Assets and Liabilities
30	Statement of Operations
31	Statement of Changes in Net Assets
32	Financial Highlights
33	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm
44	Important Tax Information
45	Board Members Information
47	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus

Smallcap Stock Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Smallcap Stock Index Fund, covering the 12-month period from November 1, 2012, through October 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although expectations of higher long-term interest rates and a more moderately stimulative monetary policy sparked volatility in the U.S stock market at times during the reporting period, improved U.S. economic conditions drove stock prices substantially higher for the reporting period overall. Even the 16-day U.S. government shutdown in October failed to derail the market’s advance, enabling some broad measures of stock market performance to reach new record highs by the end of the month. Stocks across most capitalization ranges and investment styles produced strong results.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in many developed countries due to past and continuing monetary ease, while emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2012, through October 31, 2013, as provided by Thomas J. Durante, Richard A. Brown, and Karen Q.Wong, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2013, Dreyfus Smallcap Stock Index Fund produced a total return of 38.63%.1 In comparison, the Standard & Poor’s SmallCap 600® Index (“S&P 600 Index”), the fund’s benchmark, produced a 39.08% total return for the same period.2,3

Small-cap stocks responded positively to recovering global and domestic economies during the reporting period. The difference in returns between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index.The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 600 Index.

Recovering U.S. and Global Economies Fueled Market Gains

The reporting period began soon after the start of a sustained stock market rally driven by improved U.S. employment and housing markets. Investors were particularly encouraged by a new round of quantitative easing from the Federal Reserve Board (the “Fed”) involving massive monthly purchases of U.S. government securities. Improving conditions in overseas markets also contributed to greater optimism as investors responded positively to the potential for more robust export activity to overseas markets.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic data continued to improve, and stocks generally continued to rally, through the spring of 2013. However, in late May, remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would begin to back away from their quantitative easing program sooner than expected, sparking volatility that erased some of the market’s previous gains. The S&P 600 Index generally stabilized over the summer, and stocks advanced strongly in September when the Fed refrained from tapering its bond purchasing program. Even a 16-day federal government shutdown in October failed to derail the rally, enabling the S&P 600 Index to reach record highs by the reporting period’s end.

In this constructive environment, small-cap stocks produced higher returns, on average, than their large- and midcap counterparts.

Information Technology Sector Led the Market’s Advance

All of the economic sectors represented in the S&P 600 Index produced double-digit gains for the reporting period, reflecting broad-based support for small-cap stocks.The information technology sector led the market rally as producers of electrical equipment, manufacturers of electrical components, and software developers benefited from intensifying demand for productivity and efficiency enhancements among business enterprises. Results were especially strong among software companies providing cloud computing and data management services, as well as automation technology providers serving a growing U.S. manufacturing base. Rising mergers-and-acquisitions activity also buoyed the small-cap information technology sector during the reporting period.

In the financials sector, commercial banks with a regional focus benefited from strengthening housing markets, higher lending volumes, and declining loan losses. Banks in areas experiencing a boom in shale oil and natural gas production fared especially well. Real estate investment trusts (“REITs”) in the small-cap space gained value as more companies converted to REITs for tax purposes. Gains were especially robust among REITs specializing in correctional facilities and office space. In the consumer discretionary sector, hotels, restaurants, and leisure companies advanced particularly strongly. For example, casual dining restaurant chains encountered more

4

robust customer spending at a time when the cost of opening new locations fell significantly. Meanwhile, textile companies and apparel producers benefited from greater mergers-and-acquisitions activity, and some have cut costs and boosted profit margins by outsourcing their manufacturing operations.

The fund received less favorable contributions from the telecommunications services and utilities sectors due to cash flow issues. In other areas, REITs specializing in residential apartments and mortgages lagged amid waning demand for rentals, and coal producers were hurt by competition from lower cost natural gas.

Replicating the Performance of the S&P 600 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that recent evidence of sustained domestic and global growth has the potential to fuel further gains in U.S. equity markets, including small-cap stocks. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

November 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small-cap companies often experience sharper price fluctuations than stocks of larger-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®” and “S&P SmallCap 600®” are registered trademarks of Standard & Poor’s
Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 10/31/13
	1	Year	5 Years	10 Years
Fund	38.63%		18.14%	10.35%
Standard & Poor’s SmallCap 600 Index	39.08%		18.41%	10.61%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus Smallcap Stock Index Fund on 10/31/03 to a $10,000 investment made in the Standard & Poor’s SmallCap 600 Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from May 1, 2013 to October 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2013

Expenses paid per $1,000†	$2.76
Ending value (after expenses)	$1,193.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2013

Expenses paid per $1,000†	$2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

October 31, 2013

Common Stocks—98.1%	Shares		Value ($)
Automobiles & Components—.7%
Dorman Products	73,651		3,580,175
Drew Industries	42,172		2,119,565
Spartan Motors	35,411		240,441
Standard Motor Products	53,229		1,924,761
Superior Industries International	64,277		1,205,194
Winnebago Industries	70,269	[a]	2,084,179
			11,154,315
Banks—7.9%
Bank Mutual	124,051		788,964
Bank of the Ozarks	66,979		3,314,121
Banner	61,727		2,361,675
BBCN Bancorp	166,642		2,471,301
BofI Holding	27,491	[a]	1,661,006
Boston Private Financial Holdings	230,533		2,625,771
Brookline Bancorp	116,688		1,035,023
Cardinal Financial	75,620		1,247,730
City Holding	34,261	[b]	1,558,875
Columbia Banking System	121,171		3,112,883
Community Bank System	79,896		2,901,024
CVB Financial	182,959		2,660,224
Dime Community Bancshares	39,459		645,549
F.N.B	340,750		4,262,782
First BanCorp	296,193	[a]	1,643,871
First Commonwealth Financial	248,983		2,163,662
First Financial Bancorp	143,697		2,230,177
First Financial Bankshares	68,350	[b]	4,204,208
First Midwest Bancorp	163,521		2,719,354
Glacier Bancorp	198,712		5,490,413
Hanmi Financial	103,277		1,805,282
Home Bancshares	116,314		3,940,718
Independent Bank	40,613		1,457,194
MB Financial	149,666		4,445,080
National Penn Bancshares	321,669		3,335,708
NBT Bankcorp	82,433		2,008,892
Northwest Bancshares	185,017		2,588,388
Old National Bancorp	254,066		3,694,120

8

Common Stocks (continued)	Shares		Value ($)
Banks (continued)
Oritani Financial	127,329		2,065,276
PacWest Bancorp	81,617	[b]	3,105,527
Pinnacle Financial Partners	97,807		3,032,017
PrivateBancorp	180,247		4,390,817
Provident Financial Services	120,937		2,266,359
Provident New York Bancorp	99,087	[a]	1,161,300
S&T Bancorp	91,097		2,233,698
Simmons First National, Cl. A	43,038		1,409,064
Sterling Bancorp	72,100		1,063,475
Susquehanna Bancshares	459,246		5,412,214
Taylor Capital Group	19,934	[a]	458,482
Texas Capital Bancshares	90,922	[a]	4,732,490
Tompkins Financial	15,787		778,615
TrustCo Bank	152,778		1,026,668
UMB Financial	79,734		4,697,927
Umpqua Holdings	300,244	[b]	4,914,994
United Bankshares	91,503	[b]	2,706,659
United Community Banks	126,622	[a]	1,974,037
ViewPoint Financial Group	105,269		2,295,917
Wilshire Bancorp	169,402		1,434,835
Wintrust Financial	108,149		4,705,563
			128,239,929
Capital Goods—9.8%
A.O. Smith	194,190		10,029,913
AAON	87,893		2,373,990
AAR	109,216		3,197,844
Actuant, Cl. A	161,244		6,056,325
Aegion	91,284	[a]	1,871,322
Aerovironment	21,883	[a]	593,248
Albany International, Cl. A	81,615		3,004,248
American Science & Engineering	22,657		1,490,377
Apogee Enterprises	69,254		2,166,265
Applied Industrial Technologies	102,365		4,842,888
Astec Industries	52,446		1,773,199
AZZ	55,754		2,503,355
Barnes Group	124,422		4,421,958

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Brady, Cl. A	100,440		2,931,844
Briggs & Stratton	144,769		2,655,063
CIRCOR International	46,047		3,396,887
Comfort Systems USA	101,139		1,884,220
Cubic	39,546		2,076,165
Curtiss-Wright	112,504		5,600,449
DXP Enterprises	23,342	[a]	2,145,130
Dycom Industries	72,978	[a]	2,163,798
EMCOR Group	166,740		6,179,384
Encore Wire	35,287		1,747,765
EnerSys	123,089		8,166,955
Engility Holdings	30,825	[a]	954,650
EnPro Industries	51,344	[a]	3,063,696
ESCO Technologies	53,007		1,912,493
Federal Signal	182,602	[a]	2,499,821
Franklin Electric	79,213		2,998,212
GenCorp	117,770	[a,b]	1,978,536
Gibraltar Industries	67,653	[a]	1,083,125
Griffon	85,291		1,068,696
II-VI	150,601	[a]	2,569,253
John Bean Technologies	83,222		2,261,974
Kaman	62,967		2,341,113
Lindsay	37,246		2,831,068
Lydall	70,360	[a]	1,281,959
Moog, Cl. A	117,459	[a]	7,015,826
Mueller Industries	69,025		4,161,517
National Presto Industries	9,225	[b]	650,824
Orbital Sciences	146,385	[a]	3,377,102
Orion Marine Group	68,783	[a]	859,787
Powell Industries	13,551	[a]	851,409
Quanex Building Products	61,382		1,091,372
Simpson Manufacturing	95,937		3,400,967
Standex International	27,535		1,693,678
Teledyne Technologies	93,151	[a]	8,273,672
Tennant	40,580		2,462,800

10

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Titan International	117,588		1,705,026
Toro	135,979		8,014,602
Universal Forest Products	46,216		2,445,751
Vicor	30,461	[a]	268,361
Watts Water Technologies, Cl. A	59,363		3,429,994
			159,819,876
Commercial & Professional Services—3.4%
ABM Industries	122,066		3,358,036
CDI	31,718		509,074
Consolidated Graphics	27,207	[a]	1,743,697
Exponent	24,055		1,818,799
G&K Services, Cl. A	48,185		3,006,744
Healthcare Services Group	151,327	[b]	4,144,847
Heidrick & Struggles International	31,554		584,380
Insperity	57,339		2,217,299
Interface	142,575		2,887,144
Kelly Services, Cl. A	60,424		1,260,445
Korn/Ferry International	123,105	[a]	2,929,899
Mobile Mini	99,005	[a]	3,576,061
Navigant Consulting	134,192	[a]	2,328,231
On Assignment	103,922	[a]	3,511,524
Resources Connection	104,396		1,332,093
Tetra Tech	149,965	[a]	3,918,585
TrueBlue	93,298	[a]	2,304,461
UniFirst	42,089		4,327,591
United Stationers	107,777		4,789,610
Viad	58,580		1,564,086
WageWorks	63,796	[a]	3,266,993
			55,379,599
Consumer Durables & Apparel—4.9%
Arctic Cat	41,737		2,187,019
Blyth	25,232	[b]	348,454
Brunswick	227,781		10,279,757
Callaway Golf	148,917		1,255,370
Crocs	219,329	[a]	2,671,427

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
Ethan Allen Interiors	84,606	[b]	2,253,904
Fifth & Pacific Companies	274,530	[a]	7,272,300
Helen of Troy	66,087	[a]	3,087,585
Iconix Brand Group	138,251	[a]	4,989,479
iRobot	67,101	[a]	2,272,711
JAKKS Pacific	54,153	[b]	348,745
La-Z-Boy	142,581		3,290,769
M/I Homes	58,256	[a]	1,192,500
Meritage Homes	78,925	[a]	3,582,406
Movado Group	38,346		1,788,074
Oxford Industries	29,479		2,115,708
Perry Ellis International	28,940		550,149
Quiksilver	274,188	[a,b]	2,281,244
Ryland Group	114,976		4,622,035
Skechers USA, Cl. A	100,883	[a]	2,939,731
Standard Pacific	345,548	[a]	2,740,196
Steven Madden	153,159	[a]	5,617,872
Sturm Ruger & Co.	52,900	[b]	3,460,189
Universal Electronics	45,404	[a]	1,766,670
Wolverine World Wide	113,449		6,550,545
			79,464,839
Consumer Services—4.5%
American Public Education	57,826	[a,b]	2,314,775
Biglari Holdings	2,801	[a]	1,221,292
BJ’s Restaurants	45,538	[a]	1,232,258
Boyd Gaming	171,013	[a]	1,805,897
Buffalo Wild Wings	40,059	[a]	5,711,612
Capella Education	29,091	[a]	1,772,224
Career Education	106,256	[a]	582,283
CEC Entertainment	51,716		2,397,037
Corinthian Colleges	192,110	[a]	411,115
Cracker Barrel Old Country Store	53,294		5,855,412
DineEquity	44,028		3,613,378
FTD Companies	44,529	[a]	1,562,968
Hillenbrand	130,755		3,689,906

12

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Interval Leisure Group	97,344		2,362,539
ITT Educational Services	34,497	[a,b]	1,384,020
Jack in the Box	118,485	[a]	4,819,970
Lincoln Educational Services	24,106		115,227
Marcus	79,304		1,138,805
Marriott Vacations Worldwide	84,754	[a]	4,244,480
Monarch Casino & Resort	28,495	[a]	481,850
Multimedia Games Holding Company	69,218	[a]	2,250,277
Outerwall	69,598	[a,b]	4,522,478
Papa John’s International	31,547		2,387,161
Pinnacle Entertainment	125,924	[a]	2,946,622
Red Robin Gourmet Burgers	32,520	[a]	2,477,374
Ruby Tuesday	112,421	[a]	666,657
Ruth’s Hospitality Group	110,912		1,352,017
SHFL Entertainment	116,913	[a]	2,710,043
Sonic	122,335	[a]	2,361,065
Strayer Education	27,002	[b]	1,067,389
Texas Roadhouse	150,819		4,135,457
Universal Technical Institute	18,545		246,463
			73,840,051
Diversified Financials—4.0%
Calamos Asset Management, Cl. A	56,552		555,341
Cash America International	79,558		3,138,563
Encore Capital Group	49,212	[a,b]	2,404,006
Evercore Partners, Cl. A	77,053		3,888,865
EZCORP, Cl. A	120,166	[a]	1,890,211
Financial Engines	121,393		6,782,227
First Cash Financial Services	63,470	[a]	3,839,300
FXCM, Cl. A	66,019		1,082,051
Green Dot, Cl. A	65,955	[a]	1,415,394
HFF, Cl. A	86,263		2,117,757
Interactive Brokers Group, Cl. A	89,061		1,837,328
Investment Technology Group	99,774	[a]	1,598,379
MarketAxess Holdings	95,178		6,208,461
Piper Jaffray	37,502	[a]	1,345,947

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
Portfolio Recovery Associates	121,686	[a]	7,234,233
Prospect Capital	571,609		6,482,046
Stifel Financial	128,875	[a]	5,277,431
Virtus Investment Partners	19,169	[a]	3,901,275
World Acceptance	32,370	[a,b]	3,370,364
			64,369,179
Energy—4.1%
Approach Resources	67,605	[a,b]	1,903,081
Basic Energy Services	54,213	[a]	795,305
Bristow Group	80,731		6,496,424
C&J Energy Services	121,299	[a,b]	2,794,729
Carrizo Oil & Gas	96,303	[a]	4,221,924
Cloud Peak Energy	130,513	[a]	2,037,308
Comstock Resources	117,678		2,013,471
Contango Oil & Gas	30,420		1,303,497
ERA Group	50,728	[a]	1,603,005
Exterran Holdings	158,565	[a]	4,527,031
Forest Oil	312,040	[a]	1,479,070
Geospace Technologies	26,652	[a]	2,596,438
Gulf Island Fabrication	35,016		883,104
Hornbeck Offshore Services	71,185	[a]	3,934,395
ION Geophysical	250,297	[a]	1,161,378
Matrix Service	71,058	[a]	1,477,296
Newpark Resources	208,281	[a]	2,655,583
Northern Oil and Gas	145,444	[a,b]	2,389,645
PDC Energy	82,112	[a]	5,568,015
Penn Virginia	113,768	[a]	968,166
PetroQuest Energy	202,126	[a]	954,035
Pioneer Energy Services	109,026	[a]	915,818
SEACOR Holdings	50,323		4,921,589
Stone Energy	130,365	[a]	4,544,524
Swift Energy	97,977	[a,b]	1,344,244
Tesco	73,477	[a]	1,262,335
TETRA Technologies	194,412	[a]	2,521,524
			67,272,934

14

Common Stocks (continued)	Shares		Value ($)
Food & Staples Retailing—.7%
Andersons	50,153		3,720,350
Casey’s General Stores	88,079		6,419,198
Nash Finch	23,924		671,307
Spartan Stores	55,528		1,306,574
			12,117,429
Food, Beverage & Tobacco—2.8%
Alliance One International	206,329	[a]	612,797
Annie’s	34,110	[a,b]	1,611,697
B&G Foods	111,256		3,766,016
Boston Beer, Cl. A	18,533	[a,b]	4,254,991
Cal-Maine Foods	31,107		1,578,058
Calavo Growers	25,423	[b]	754,809
Darling International	279,793	[a]	6,510,783
Diamond Foods	35,332	[a,b]	862,454
Hain Celestial Group	108,120	[a]	8,998,828
J&J Snack Foods	37,416		3,201,687
Sanderson Farms	56,403		3,565,234
Seneca Foods, Cl. A	22,294	[a]	653,660
Snyders-Lance	98,471		2,953,145
TreeHouse Foods	86,856	[a]	6,363,071
			45,687,230
Health Care Equipment & Services—7.6%
Abaxis	51,716		1,847,813
ABIOMED	84,454	[a,b]	2,025,207
Air Methods	76,364		3,338,634
Align Technology	175,746	[a]	10,028,067
Almost Family	13,758		264,566
Amedisys	52,896	[a]	861,147
AMN Healthcare Services	124,131	[a]	1,539,224
AmSurg	73,692	[a]	3,160,650
Analogic	30,991		2,858,300
Bio-Reference Labs	55,869	[a,b]	1,810,714
Cantel Medical	72,481		2,544,083
Centene	140,349	[a]	7,882,000
Chemed	52,856	[b]	3,584,694

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Computer Programs & Systems	22,312		1,272,676
CONMED	78,023		2,829,894
CorVel	34,141	[a]	1,420,266
Cross Country Healthcare	47,524	[a]	282,293
CryoLife	117,742		1,058,501
Cyberonics	62,683	[a]	3,620,570
Cynosure, Cl. A	28,957	[a]	625,761
Ensign Group	39,031		1,661,940
Gentiva Health Services	69,047	[a]	790,588
Greatbatch	53,487	[a]	2,038,924
Haemonetics	113,715	[a]	4,612,280
Hanger	79,384	[a]	2,913,393
HealthStream	44,056	[a]	1,573,680
Healthways	76,756	[a]	739,160
ICU Medical	28,717	[a]	1,774,711
Integra LifeSciences Holdings	36,876	[a]	1,688,183
Invacare	67,234		1,443,514
IPC The Hospitalist	38,965	[a]	2,134,892
Kindred Healthcare	128,486		1,783,386
Landauer	14,214		687,958
LHC Group	45,193	[a]	930,976
Magellan Health Services	69,615	[a]	4,086,400
Medidata Solutions	58,559	[a]	6,459,643
Meridian Bioscience	120,398	[b]	2,976,239
Merit Medical Systems	61,074	[a]	976,573
Molina Healthcare	67,068	[a]	2,122,032
MWI Veterinary Supply	30,111	[a]	4,776,809
Natus Medical	61,408	[a]	1,211,580
Neogen	74,276	[a]	3,433,014
NuVasive	116,837	[a]	3,713,080
Omnicell	75,893	[a]	1,750,851
PharMerica	87,688	[a]	1,294,275
Quality Systems	102,178		2,331,702
SurModics	49,312	[a]	1,162,777

16

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Symmetry Medical	124,679	[a]	1,009,900
West Pharmaceutical Services	172,404		8,335,733
			123,269,253
Household & Personal Products—.6%
Central Garden & Pet, Cl. A	83,702	[a]	616,047
Inter Parfums	48,060		1,689,790
Medifast	45,985	[a]	1,071,910
Prestige Brands Holdings	123,833	[a]	3,867,305
WD-40	39,322		2,850,452
			10,095,504
Insurance—2.0%
AMERISAFE	41,460		1,596,210
eHealth	38,530	[a]	1,642,149
Employers Holdings	92,733		2,788,481
HCI Group	23,906	[b]	1,050,430
Horace Mann Educators	90,463		2,505,825
Infinity Property & Casualty	21,935		1,504,302
Meadowbrook Insurance Group	85,817		569,825
Navigators Group	27,164	[a]	1,527,703
ProAssurance	137,473		6,230,276
RLI	35,228		3,328,341
Safety Insurance Group	24,293		1,328,584
Selective Insurance Group	155,129		4,075,239
Stewart Information Services	68,040		2,131,013
Tower Group International	71,359	[b]	259,033
United Fire Group	60,477		1,917,121
			32,454,532
Materials—5.8%
A. Schulman	78,696		2,606,412
A.M. Castle & Co.	57,307	[a]	820,063
AK Steel Holding	285,202	[a,b]	1,254,889
AMCOL International	73,432		2,355,699
American Vanguard	69,461		1,812,932
Balchem	63,911		3,659,544

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Calgon Carbon	152,790	[a]	3,048,160
Century Aluminum	127,164	[a]	1,103,784
Clearwater Paper	46,495	[a]	2,427,969
Deltic Timber	17,831		1,139,044
Flotek Industries	92,613	[a]	1,980,066
Glatfelter	95,747		2,508,571
Globe Specialty Metals	150,180		2,634,157
H.B. Fuller	132,210		6,328,893
Hawkins	9,943		358,047
Haynes International	24,753		1,334,187
Headwaters	169,779	[a]	1,482,171
Innophos Holdings	49,524		2,482,143
Kaiser Aluminum	52,833		3,563,586
KapStone Paper and Packaging	91,049		4,730,906
Koppers Holdings	59,774		2,660,541
Kraton Performance Polymers	74,046	[a]	1,574,958
LSB Industries	31,061	[a]	1,140,560
Materion	52,121		1,553,727
Myers Industries	86,122		1,534,694
Neenah Paper	49,555		2,038,693
Olympic Steel	32,677		894,369
OM Group	82,017	[a]	2,788,578
PolyOne	228,598		6,926,519
Quaker Chemical	38,920		2,954,417
RTI International Metals	70,137	[a]	2,377,644
Schweitzer-Mauduit International	83,806		5,185,915
Stepan	46,620		2,744,519
Stillwater Mining	253,416	[a]	2,764,769
SunCoke Energy	194,125	[a]	3,882,500
Texas Industries	47,419	[a]	2,546,400
Tredegar	46,188		1,349,613
Wausau Paper	79,155		926,113
Zep	50,170		997,881
			94,473,633

18

Common Stocks (continued)	Shares		Value ($)
Media—.6%
Digital Generation	62,184	[a,b]	786,628
E.W. Scripps, Cl. A	70,159	[a]	1,390,551
Harte-Hanks	118,810		946,916
Live Nation	355,711	[a]	6,915,022
			10,039,117
Pharmaceuticals, Biotech &
Life Sciences—3.0%
Acorda Therapeutics	97,521	[a]	2,985,118
Affymetrix	194,002	[a]	1,371,594
Akorn	182,185	[a]	3,723,861
ArQule	98,879	[a]	222,478
Cambrex	73,248	[a]	1,232,031
Emergent BioSolutions	65,860	[a]	1,286,246
Hi-Tech Pharmacal	30,192		1,300,973
Impax Laboratories	149,952	[a]	3,038,028
Luminex	102,315	[a]	1,995,142
Medicines	137,431	[a]	4,661,660
Momenta Pharmaceuticals	121,863	[a]	1,997,335
PAREXEL International	146,273	[a]	6,686,139
Questcor Pharmaceuticals	139,619	[b]	8,568,418
Santarus	158,791	[a]	3,704,594
Spectrum Pharmaceuticals	114,974	[b]	987,627
ViroPharma	144,585	[a]	5,612,790
			49,374,034
Real Estate—7.2%
Acadia Realty Trust	114,885	[c]	3,063,983
Agree Realty	29,991	[c]	946,816
American Assets Trust	81,645	[c]	2,717,962
Associated Estates Realty	117,252	[c]	1,798,646
Capstead Mortgage	228,819	[c]	2,706,929
Cedar Realty Trust	228,442	[c]	1,304,404
Coresite Realty	48,998	[b,c]	1,589,495
Cousins Properties	475,968	[c]	5,392,717
DiamondRock Hospitality	416,501	[c]	4,743,946

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
EastGroup Properties	74,435	[c]	4,738,532
EPR Properties	132,184	[c]	6,790,292
Forestar Group	67,995	[a,c]	1,518,328
Franklin Street Properties	178,998	[c]	2,362,774
Geo Group	187,904		6,627,374
Getty Realty	40,530	[c]	777,365
Government Properties Income Trust	153,577	[c]	3,754,958
Healthcare Realty Trust	208,408	[c]	5,003,876
Inland Real Estate	255,035	[c]	2,726,324
Kite Realty Group Trust	150,719	[c]	964,602
LaSalle Hotel Properties	241,783	[c]	7,507,362
Lexington Realty Trust	537,238	[c]	6,285,685
LTC Properties	90,893	[c]	3,585,729
Medical Properties Trust	416,270	[c]	5,428,161
Parkway Properties	68,157	[c]	1,234,323
Pennsylvania Real Estate Investment Trust	148,397	[c]	2,690,438
Post Properties	135,141	[c]	6,181,349
PS Business Parks	49,689	[c]	4,049,157
Sabra Health Care	83,627	[c]	2,249,566
Saul Centers	18,988	[c]	892,436
Sovran Self Storage	82,292	[c]	6,294,515
Tanger Factory Outlet Centers	243,894	[c]	8,499,706
Universal Health Realty Income Trust	27,265	[c]	1,197,479
Urstadt Biddle Properties, Cl. A	68,697	[c]	1,356,079
			116,981,308
Retailing—5.1%
Barnes & Noble	88,250	[a]	1,246,972
Big 5 Sporting Goods	52,516		993,078
Blue Nile	33,014	[a]	1,355,885
Brown Shoe Company	114,211		2,562,895
Buckle	74,001	[b]	3,621,609
Cato, Cl. A	68,122		2,041,616
Children’s Place Retail Stores	60,891	[a]	3,324,040
Christopher & Banks	97,446	[a]	562,263
Finish Line, Cl. A	95,562		2,392,872

20

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Francesca’s Holdings	117,440	[a,b]	2,112,746
Fred’s, Cl. A	72,931	[b]	1,181,482
Genesco	59,617	[a]	4,060,514
Group 1 Automotive	45,165	[b]	2,890,560
Haverty Furniture	55,446		1,541,953
Hibbett Sports	61,066	[a,b]	3,561,980
JOS. A. Bank Clothiers	61,319	[a]	2,942,086
Kirkland’s	33,769	[a]	599,400
Lithia Motors, Cl. A	47,305		2,973,119
Lumber Liquidators Holdings	66,643	[a,b]	7,609,964
MarineMax	51,909	[a]	764,620
Men’s Wearhouse	124,641		5,272,314
Monro Muffler Brake	70,654	[b]	3,250,084
NutriSystem	60,003		1,128,056
OfficeMax	216,685		3,245,941
PEP Boys-Manny Moe & Jack	119,904	[a]	1,551,558
PetMed Express	49,956	[b]	741,347
Pool	103,507		5,628,711
Select Comfort	129,874	[a]	2,379,292
Sonic Automotive, Cl. A	78,048		1,738,909
Stage Stores	77,859		1,607,788
Stein Mart	53,935		796,620
Tuesday Morning	92,686	[a]	1,311,507
Vitamin Shoppe	70,537	[a]	3,308,891
VOXX International	42,775	[a]	663,440
Zale	76,854	[a]	1,201,228
Zumiez	51,508	[a]	1,526,697
			83,692,037
Semiconductors & Semiconductor
Equipment—3.8%
Advanced Energy Industries	108,587	[a]	2,267,297
ATMI	64,396	[a]	1,760,587
Brooks Automation	155,413		1,498,181
Cabot Microelectronics	56,810	[a]	2,322,961
Ceva	32,891	[a]	471,328

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Cirrus Logic	167,558	[a,b]	3,758,326
Cohu	53,365		510,169
Diodes	92,542	[a]	2,241,367
DSP Group	61,946	[a]	461,498
Entropic Communications	229,667	[a]	982,975
Exar	137,670	[a]	1,587,335
GT Advanced Technologies	245,922	[a,b]	1,844,415
Hittite Microwave	66,665	[a]	4,259,227
Kopin	154,486	[a]	566,964
Kulicke & Soffa Industries	211,891	[a]	2,733,394
Micrel	73,470		675,924
Microsemi	229,368	[a]	5,764,018
MKS Instruments	137,379		4,071,914
Monolithic Power Systems	63,004		2,006,047
Nanometrics	32,487	[a]	603,608
Pericom Semiconductor	88,145	[a]	712,212
Power Integrations	80,536		4,625,988
Rubicon Technology	23,377	[a,b]	201,042
Rudolph Technologies	68,686	[a]	728,072
Sigma Designs	82,778	[a]	450,312
Supertex	34,392		877,340
Synaptics	78,690	[a]	3,659,085
Tessera Technologies	114,229		2,172,636
TriQuint Semiconductor	401,804	[a]	3,186,306
Ultratech	66,849	[a]	1,590,338
Veeco Instruments	90,348	[a,b]	2,639,065
			61,229,931
Software & Services—6.8%
Blackbaud	117,152		4,217,472
Blucora	88,714	[a]	2,096,312
Bottomline Technologies	87,435	[a]	2,747,208
CACI International, Cl. A	64,283	[a]	4,627,090
Cardtronics	117,570	[a]	4,614,622
CIBER	157,632	[a]	512,304

22

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
comScore	78,377	[a]	2,094,233
CSG Systems International	82,001		2,284,548
DealerTrack Technologies	95,495	[a]	3,561,963
Dice Holdings	141,160	[a]	1,041,761
Digital River	94,559	[a]	1,686,933
Ebix	81,229	[b]	924,386
EPIQ Systems	65,575		981,002
ExlService Holdings	89,260	[a]	2,580,507
Forrester Research	35,925		1,394,249
Heartland Payment Systems	96,611	[b]	3,907,915
Higher One Holdings	92,890	[a,b]	738,475
iGATE	77,163	[a]	2,456,870
Interactive Intelligence Group	30,128	[a]	1,851,366
j2 Global	100,432	[b]	5,521,751
Liquidity Services	57,584	[a,b]	1,503,518
LivePerson	104,328	[a]	974,424
LogMeIn	45,925	[a]	1,483,377
Manhattan Associates	49,037	[a]	5,222,931
MAXIMUS	163,368		7,915,180
MicroStrategy, Cl. A	16,372	[a]	1,997,220
Monotype Imaging Holdings	102,111		2,881,572
Monster Worldwide	267,956	[a]	1,157,570
NetScout Systems	103,210	[a]	2,922,907
NIC	136,363		3,357,257
OpenTable	52,744	[a]	3,664,653
Perficient	84,161	[a]	1,522,472
Progress Software	149,529	[a]	3,881,773
QuinStreet	75,147	[a]	668,057
Stamps.com	40,139	[a]	1,823,916
SYKES Enterprises	78,199	[a]	1,463,885
Synchronoss Technologies	70,080	[a]	2,426,170
Take-Two
Interactive Software	216,221	[a]	3,872,518
Tangoe	67,533	[a]	1,289,880
TeleTech Holdings	66,792	[a]	1,767,984

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Tyler Technologies	67,815	[a]	6,558,389
VASCO Data Security International	74,580	[a]	560,096
Virtusa	42,482	[a]	1,320,341
XO Group	98,520	[a]	1,367,458
			111,444,515
Technology Hardware & Equipment—7.0%
Agilysys	45,484	[a]	534,437
Anixter International	63,065	[a]	5,391,427
ARRIS Group	279,026	[a]	4,983,404
Avid Technology	118,377	[a]	881,909
Badger Meter	33,852		1,760,643
Bel Fuse, Cl. B	27,512		578,852
Belden	97,013		6,525,094
Benchmark Electronics	153,891	[a]	3,497,942
Black Box	43,791		1,096,527
CalAmp	75,147	[a]	1,768,209
Checkpoint Systems	130,074	[a]	2,213,859
Cognex	181,128		5,660,250
Coherent	67,386		4,460,279
Comtech Telecommunications	57,462		1,725,009
CTS	84,121		1,566,333
Daktronics	75,376		901,497
Digi International	45,297	[a]	456,594
DTS	32,071	[a]	641,420
Electro Scientific Industries	60,473		724,467
Electronics for Imaging	109,530	[a]	3,757,974
FARO Technologies	44,819	[a]	2,128,902
FEI	94,150		8,386,882
Harmonic	292,861	[a]	2,140,814
Insight Enterprises	117,003	[a]	2,465,253
Ixia	133,452	[a]	1,892,349
Littelfuse	51,065		4,342,057
Measurement Specialties	36,778	[a]	2,049,638
Mercury Systems	38,000	[a]	350,360
Methode Electronics	71,944		1,840,328

24

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
MTS Systems	30,797		2,011,660
NETGEAR	89,902	[a]	2,585,582
Newport	98,400	[a]	1,561,608
Oplink Communications	45,066	[a]	822,454
OSI Systems	37,648	[a]	2,742,280
Park Electrochemical	43,156		1,210,526
PC-Tel	37,611		346,397
Plexus	84,192	[a]	3,222,870
Procera Networks	36,460	[a]	515,909
QLogic	200,056	[a]	2,470,692
Rofin-Sinar Technologies	80,079	[a]	2,102,074
Rogers	40,751	[a]	2,484,181
ScanSource	83,180	[a]	3,199,103
Super Micro Computer	58,581	[a]	815,448
Symmetricom	143,190	[a]	1,026,672
SYNNEX	60,254	[a]	3,693,570
TTM Technologies	143,143	[a]	1,252,501
ViaSat	98,223	[a]	6,494,505
			113,280,741
Telecommunication Services—.4%
Atlantic Tele-Network	28,432		1,575,701
Cbeyond	86,151	[a]	554,812
Cincinnati Bell	439,366	[a]	1,256,587
General Communication, Cl. A	124,143	[a]	1,180,600
Lumos Networks	23,731		522,319
NTELOS Holdings	46,856		892,138
USA Mobility	57,553		858,691
			6,840,848
Transportation—1.9%
Allegiant Travel	32,652		3,404,624
Arkansas Best	61,428		1,681,284
Atlas Air Worldwide Holdings	53,205	[a]	1,970,181
Forward Air	80,990		3,278,475
Heartland Express	119,694		1,718,806
Hub Group, Cl. A	80,728	[a]	2,965,139

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Transportation (continued)
Knight Transportation	171,879		2,916,787
Old Dominion Freight Line	177,583	[a]	8,328,643
Saia	57,719	[a]	1,877,599
SkyWest	149,698		2,251,458
			30,392,996
Utilities—3.5%
Allete	79,551		4,019,712
American States Water	102,513		2,919,570
Avista	144,490		4,015,377
El Paso Electric	79,953		2,811,947
Laclede Group	60,410		2,843,499
New Jersey Resources	112,286		5,168,525
Northwest Natural Gas	78,135		3,393,403
NorthWestern	102,268		4,687,965
Piedmont Natural Gas	165,051	[b]	5,634,841
South Jersey Industries	68,053		4,052,556
Southwest Gas	122,213		6,631,277
UIL Holdings	148,059		5,703,233
UNS Energy	110,972		5,490,895
			57,372,800
Total Common Stocks
(cost $1,049,241,250)			1,598,286,630
	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 3/13/14
(cost $1,089,827)	1,090,000	[d]	1,089,780

Other Investment—1.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $25,904,984)	25,904,984	[e]	25,904,984

26

Investment of Cash Collateral
for Securities Loaned—4.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $78,759,292)	78,759,292 [e]	78,759,292
Total Investments (cost $1,154,995,353)	104.6%	1,704,040,686
Liabilities, Less Cash and Receivables	(4.6%)	(75,675,546)
Net Assets	100.0%	1,628,365,140

a Non-income producing security.
b Security, or portion thereof, on loan.At October 31, 2013, the value of the fund’s securities on loan was
$78,688,368 and the value of the collateral held by the fund was $80,999,641, consisting of cash collateral of
$78,759,292 and U.S. Government & Agency securities valued at $2,240,349.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Capital Goods	9.8	Semiconductors &
Banks	7.9	Semiconductor Equipment	3.8
Health Care Equipment & Services	7.6	Utilities	3.5
Real Estate	7.2	Commercial & Professional Services	3.4
Technology Hardware & Equipment	7.0	Pharmaceuticals, Biotech & Life Sciences	3.0
Software & Services	6.8	Food, Beverage & Tobacco	2.8
Short-Term/		Insurance	2.0
Money Market Investments	6.5	Transportation	1.9
Materials	5.8	Automobiles & Components	.7
Retailing	5.1	Food & Staples Retailing	.7
Consumer Durables & Apparel	4.9	Household & Personal Products	.6
Consumer Services	4.5	Media	.6
Energy	4.1	Telecommunication Services	.4
Diversified Financials	4.0		104.6

† Based on net assets.
See notes to financial statements.

The Fund 27

STATEMENT OF FINANCIAL FUTURES

October 31, 2013

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2013	($)
Financial Futures Long
Russell 2000 Mini	245	26,896,100	December 2013	(276,663)

See notes to financial statements.

28

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2013

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $78,688,368)—Note 1(b):
Unaffiliated issuers	1,050,331,077	1,599,376,410
Affiliated issuers	104,664,276	104,664,276
Cash		4,937,851
Receivable for investment securities sold		1,754,683
Dividends and securities lending income receivable		835,393
Receivable for shares of Common Stock subscribed		680,149
Other assets		33,142
		1,712,281,904
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		664,449
Liability for securities on loan—Note 1(b)		78,759,292
Payable for investment securities purchased		2,721,846
Payable for shares of Common Stock redeemed		1,550,577
Payable for futures variation margin—Note 4		215,600
Accrued expenses		5,000
		83,916,764
Net Assets ($)		1,628,365,140
Composition of Net Assets ($):
Paid-in capital		1,023,703,741
Accumulated undistributed investment income—net		8,009,548
Accumulated net realized gain (loss) on investments		47,883,181
Accumulated net unrealized appreciation (depreciation)
on investments [including ($276,663) net unrealized
depreciation on financial futures]		548,768,670
Net Assets ($)		1,628,365,140
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		55,848,660
Net Asset Value, offering and redemption price per share ($)		29.16

See notes to financial statements.

The Fund 29

STATEMENT OF OPERATIONS

Year Ended October 31, 2013

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	20,506,882
Affiliated issuers	14,240
Income from securities lending—Note 1(b)	1,566,385
Interest	368
Total Income	22,087,875
Expenses:
Management fee—Note 3(a)	3,387,886
Shareholder servicing costs—Note 3(b)	3,387,886
Directors’ fees—Note 3(a,c)	123,481
Loan commitment fees—Note 2	12,522
Interest expense—Note 2	1,634
Total Expenses	6,913,409
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(123,481)
Net Expenses	6,789,928
Investment Income—Net	15,297,947
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	57,301,450
Net realized gain (loss) on financial futures	3,237,562
Net Realized Gain (Loss)	60,539,012
Net unrealized appreciation (depreciation) on investments	359,952,381
Net unrealized appreciation (depreciation) on financial futures	76,697
Net Unrealized Appreciation (Depreciation)	360,029,078
Net Realized and Unrealized Gain (Loss) on Investments	420,568,090
Net Increase in Net Assets Resulting from Operations	435,866,037

See notes to financial statements.

30

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2013	2012
Operations ($):
Investment income—net	15,297,947	10,572,127
Net realized gain (loss) on investments	60,539,012	32,493,512
Net unrealized appreciation
(depreciation) on investments	360,029,078	87,969,308
Net Increase (Decrease) in Net Assets
Resulting from Operations	435,866,037	131,034,947
Dividends to Shareholders from ($):
Investment income—net	(16,002,743)	(5,417,284)
Net realized gain on investments	(31,995,533)	(36,365,943)
Total Dividends	(47,998,276)	(41,783,227)
Capital Stock Transactions ($):
Net proceeds from shares sold	592,851,557	367,884,451
Dividends reinvested	45,945,653	40,209,530
Cost of shares redeemed	(526,229,862)	(395,072,263)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	112,567,348	13,021,718
Total Increase (Decrease) in Net Assets	500,435,109	102,273,438
Net Assets ($):
Beginning of Period	1,127,930,031	1,025,656,593
End of Period	1,628,365,140	1,127,930,031
Undistributed investment income—net	8,009,548	8,698,697
Capital Share Transactions (Shares):
Shares sold	23,441,246	17,292,143
Shares issued for dividends reinvested	2,118,524	2,043,682
Shares redeemed	(21,090,274)	(18,694,097)
Net Increase (Decrease) in Shares Outstanding	4,469,496	641,728

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	21.95	20.21	18.82	15.04	15.71
Investment Operations:
Investment income—net[a]	.28	.20	.14	.11	.15
Net realized and unrealized
gain (loss) on investments	7.88	2.39	1.80	3.80	.45
Total from Investment Operations	8.16	2.59	1.94	3.91	.60
Distributions:
Dividends from
investment income—net	(.32)	(.11)	(.16)	(.13)	(.23)
Dividends from net realized
gain on investments	(.63)	(.74)	(.39)	—	(1.04)
Total Distributions	(.95)	(.85)	(.55)	(.13)	(1.27)
Net asset value, end of period	29.16	21.95	20.21	18.82	15.04
Total Return (%)	38.63	13.24	10.29	26.08	5.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	1.13	.97	.68	.65	1.11
Portfolio Turnover Rate	20.89	14.64	22.25	20.72	25.48
Net Assets, end of period
($ x 1,000)	1,628,365	1,127,930	1,025,657	1,002,700	804,184

a Based on average shares outstanding at each month end.
See notes to financial statements.

32

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to match the performance of the Standard & Poor’s® SmallCap 600 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

34

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	1,595,553,236	—	—	1,595,553,236
Equity Securities—
Foreign
Common Stocks†	2,733,394	—	—	2,733,394
Mutual Funds	104,664,276	—	—	104,664,276
U.S. Treasury	—	1,089,780	—	1,089,780

36

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(276,663)	—	—	(276,663)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

At October 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

collateral. During the period ended October 31, 2013, The Bank of New York Mellon earned $424,354 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2012($)	Purchases ($)	Sales ($)	10/31/2013($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	14,458,071	384,214,561	372,767,648	25,904,984	1.6
Dreyfus
Institutional
Cash
Advantage
Fund	93,317,744	396,242,943	410,801,395	78,759,292	4.8
Total	107,775,815	780,457,504	783,569,043	104,664,276	6.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

38

As of and during the period ended October 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $15,512,702, undistributed capital gains $52,680,978 and unrealized appreciation $536,467,719.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2013 and October 31, 2012 were as follows: ordinary income $17,724,942 and $11,863,852, and long-term capital gains $30,273,334 and $29,919,375, respectively.

During the period ended October 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, the fund increased accumulated undistributed investment income-net by $15,647 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(f) Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements,

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to enforceable master netting arrangements (“MNA”) or similar agreements. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2013 was approximately $145,200 with a related weighted average annualized interest rate of 1.13%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable

40

portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended October 31, 2013, fees reimbursed by the Manager amounted to $123,481.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2013, the fund was charged $3,387,886 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $337,157 and Shareholder Services Plan fees $337,157, which are offset against an expense reimbursement currently in effect in the amount of $9,865.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2013, amounted to $348,700,220 and $278,339,462, respectively.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at October 31, 2013 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2013:

Average Market Value ($)
Equity financial futures	19,059,805

At October 31, 2013, the cost of investments for federal income tax purposes was $1,167,572,967; accordingly, accumulated net unrealized appreciation on investments was $536,467,719, consisting of $584,711,617 gross unrealized appreciation and $48,243,898 gross unrealized depreciation.

42

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Smallcap Stock Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Smallcap Stock Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Smallcap Stock Index Fund at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 27, 2013

The Fund 43

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports 93.09% of the ordinary dividends paid during the fiscal year ended October 31, 2013 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2013, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $17,213,645 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2014 of the percentage applicable to the preparation of their 2013 income tax returns. Also, the fund hereby designates $.5849 per share as a long-term capital gain distribution and $.0339 per share as a short-term capital gain distribution paid on December 27, 2012 and the fund also reports $.0104 per share as a long-term capital gain distribution paid on March 19, 2013.

44

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 141
———————
Peggy C. Davis (70)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 56
———————
David P. Feldman (73)
Board Member (1989)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 42
———————
Ehud Houminer (73)
Board Member (1996)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 66

The Fund 45

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Lynn Martin (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• President ofThe Martin Hall Group LLC, a human resources consulting firm (January 2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 42

———————
Robin A. Melvin (50)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 90

———————
Dr. Martin Peretz (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
Other Public Company Board Memberships During Past 5Years:
• Pershing Square Capital Management,Adviser (2009-present)
No. of Portfolios for which Board Member Serves: 42

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

46

OFFICERS OF THE FUND (Unaudited)

The Fund 47

OFFICERS OF THE FUND (Unaudited) (continued)

48

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $103,338 in 2012 and $105,764 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $18,000 in 2012 and $18,000 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2012 and $-0- in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $30,188 in 2012 and $33,564 in 2013. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2012 and $-0- in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $3,907 in 2012 and $4,044 in 2013. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $200,000 in 2012 and $-0- in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $47,346,640 in 2012 and $53,266,415 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc. By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 18, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	December 18, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)